UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.6%)
Agency Adjustable Rate Mortgage (0.3%)
Federal National Mortgage Association,
Conventional Pool
2.34%, 5/1/35	$558	$592

Agency Fixed Rate Mortgages (18.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41 — 11/1/42	2,916	3,036
6.00%, 8/1/37 — 5/1/38	337	368
6.50%, 9/1/32	32	36
7.50%, 5/1/35	106	123
8.00%, 8/1/32	64	78
8.50%, 8/1/31	79	98
October TBA:
3.50%, 10/1/43 (a)	610	619
Federal National Mortgage Association,
Conventional Pools:
3.50%, 12/1/42	2,597	2,615
4.00%, 11/1/41 — 7/1/43	2,987	3,139
4.50%, 8/1/40 — 7/1/41	1,382	1,481
5.00%, 3/1/37 — 5/1/41	3,368	3,658
5.50%, 5/1/37 — 6/1/37	1,674	1,821
6.00%, 12/1/38	891	975
6.50%, 11/1/27 — 10/1/38	134	148
7.00%, 6/1/29 — 2/1/33	104	110
7.50%, 8/1/37	184	216
8.00%, 4/1/33	142	169
8.50%, 10/1/32	129	156
9.50%, 4/1/30	36	43
October TBA:
2.50%, 10/1/28 (a)	1,225	1,232
3.50%, 10/1/43 (a)	1,599	1,628
4.00%, 10/1/43 (a)	767	805
Government National Mortgage Association,
October TBA:
3.50%, 10/20/43 (a)	3,772	3,892
4.50%, 10/20/43 (a)	2,340	2,523
Various Pools:
4.00%, 10/20/41 — 4/20/42	2,682	2,851
4.50%, 8/15/39	391	421
8.00%, 6/15/26	1	1
9.00%, 1/15/25	2	2
		32,244
Asset-Backed Securities (1.5%)
Citigroup Mortgage Loan Trust, Inc.
5.53%, 11/25/34	170	176
CVS Pass-Through Trust,
6.04%, 12/10/28	294	325
8.35%, 7/10/31 (b)	184	233
Ford Credit Floorplan Master Owner Trust
1.88%, 2/15/17 (b)(c)	125	127
GSAA Home Equity Trust
4.61%, 6/25/34 (c)	161	171

Santander Drive Auto Receivables Trust,
3.06%, 11/15/17	525	536
Specialty Underwriting & Residential Finance Trust
0.72%, 5/25/35 (c)	20	18
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	388	388
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	566	594
		2,568
Collateralized Mortgage Obligations - Agency Collateral Series (3.8%)
Federal Home Loan Mortgage Corporation,
IO
0.82%, 1/25/21 (c)	6,332	222
IO PAC REMIC
6.29%, 6/15/40 (c)	3,816	616
IO REMIC
5.87%, 4/15/39 (c)	2,144	400
IO STRIPS
7.50%, 12/1/29	10	2
8.00%, 1/1/28	8	2
REMIC
3.50%, 12/15/42	632	565
Federal National Mortgage Association,
IO
6.21%, 9/25/20 (c)	4,908	1,334
IO REMIC
5.00%, 8/25/37	112	1
6.00%, 5/25/33 — 7/25/33	546	96
6.42%, 9/25/38 (c)	1,584	310
IO STRIPS
6.50%, 12/1/29 (c)	15	2
7.00%, 11/1/19 (c)	12	1
8.00%, 4/1/24	7	1
8.00%, 6/1/35 (c)	55	12
9.00%, 11/1/26	3	1
REMIC
7.00%, 9/25/32	97	112
9.23%, 10/25/41 (c)(d)	238	233
Government National Mortgage Association,
IO
0.83%, 8/20/58 (c)	8,184	253
3.50%, 5/20/43	2,107	437
5.00%, 2/16/41	347	77
5.87%, 11/16/40 (c)	2,644	518
5.92%, 7/16/33 (c)	6,184	892
6.42%, 4/16/41 (c)	2,553	525
		6,612
Commercial Mortgage-Backed Securities (3.4%)
CGBAM Commercial Mortgage Trust
3.03%, 5/15/30 (b)(c)	270	271
Commercial Mortgage Pass-Through Certificates,
4.40%, 7/10/45 (b)(c)	394	366
5.05%, 8/10/46 (b)(c)	740	651
IO
0.49%, 7/10/45 (c)	13,083	241
Commercial Mortgage Trust
5.48%, 3/10/39	400	423
DBUBS Mortgage Trust
5.63%, 7/10/44 (b)(c)	200	209

Extended Stay America Trust
3.90%, 12/5/31 (b)	580	564
FREMF Mortgage Trust,
3.54%, 7/25/23 (b)(c)	755	584
3.67%, 6/25/45 (b)(c)	371	295
GS Mortgage Securities Corp. II
2.78%, 11/8/29 (b)(c)	390	388
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.73%, 4/15/46 (c)	6,000	272
0.81%, 1/15/46 (c)	8,212	252
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	674
3.71%, 3/15/45 (c)	110	105
4.99%, 7/15/46 (b)(c)	735	624
		5,919
Corporate Bonds (37.0%)
Finance (15.3%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	580	602
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	376
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	475	509
Aegon N.V.
4.63%, 12/1/15	500	536
Aetna, Inc.
2.75%, 11/15/22 (e)	50	46
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	277
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	200	189
American Financial Group, Inc.
9.88%, 6/15/19	75	97
American International Group, Inc.,
4.88%, 6/1/22 (e)	275	296
6.40%, 12/15/20	250	295
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(e)	300	295
Barclays Bank PLC
6.05%, 12/4/17 (b)	615	686
BNP Paribas SA
5.00%, 1/15/21	275	298
Boston Properties LP
3.80%, 2/1/24	145	140
Brookfield Asset Management, Inc.
5.80%, 4/25/17	135	148
Capital One Bank, USA NA
3.38%, 2/15/23	510	478
Citigroup, Inc.,
4.05%, 7/30/22	265	258
8.50%, 5/22/19	820	1,049
CNA Financial Corp.
5.75%, 8/15/21 (e)	565	638
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	280
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22	25	25
3.95%, 11/9/22	365	351
Coventry Health Care, Inc.
5.45%, 6/15/21	390	434

Credit Agricole SA
2.13%, 4/17/18 (b)(e)	525	520
Credit Suisse,
5.40%, 1/14/20	70	77
6.00%, 2/15/18	5	6
Credit Suisse AG
6.50%, 8/8/23 (b)	350	355
Deutsche Annington Finance BV
5.00%, 10/2/23 (b)(f)	450	448
Deutsche Bank AG
4.30%, 5/24/28 (c)	315	285
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	50	54
Discover Bank
7.00%, 4/15/20	320	377
General Electric Capital Corp.,
5.30%, 2/11/21	340	370
MTN
5.88%, 1/14/38	130	144
6.00%, 8/7/19	375	437
Genworth Holdings, Inc.
7.20%, 2/15/21	350	404
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	105	104
3.63%, 1/22/23 (e)	370	355
6.75%, 10/1/37	435	455
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	473
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	365	412
HBOS PLC,
6.75%, 5/21/18 (b)	565	631
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (b)	325	305
HSBC Finance Corp.
6.68%, 1/15/21	225	257
HSBC Holdings PLC
4.00%, 3/30/22	285	291
ING Bank N.V.
5.80%, 9/25/23 (b)	320	324
ING US, Inc.
5.50%, 7/15/22	350	377
INTCOMEX, Inc.
13.25%, 12/15/14	100	98
Intesa Sanpaolo SpA
3.88%, 1/16/18	430	423
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	495	493
Jefferies LoanCore LLC/JLC Finance Corp.
6.88%, 6/1/20 (b)	200	197
JPMorgan Chase & Co.,
3.20%, 1/25/23	710	666
3.38%, 5/1/23	450	409
4.50%, 1/24/22	175	183
4.63%, 5/10/21	65	69
Kilroy Realty LP
3.80%, 1/15/23	250	235
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	260	284
Mallinckrodt International Finance SA
4.75%, 4/15/23 (b)	325	310
Markel Corp.
3.63%, 3/30/23	350	333

Merrill Lynch & Co., Inc.,
6.11%, 1/29/37	100	103
MTN
6.88%, 4/25/18	1,085	1,280
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)(e)	390	381
National Retail Properties, Inc.
3.30%, 4/15/23	275	250
Nationwide Building Society
6.25%, 2/25/20 (b)	545	617
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	410	440
PHH Corp.
4.00%, 9/1/14	254	277
Piedmont Operating Partnership LP
3.40%, 6/1/23	375	342
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	305	344
Principal Financial Group, Inc.
1.85%, 11/15/17	450	447
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	165	198
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	343
Realty Income Corp.
3.25%, 10/15/22	350	323
Royal Bank of Scotland Group PLC
6.13%, 12/15/22 (e)	400	404
Santander Holdings USA, Inc.
3.45%, 8/27/18	130	133
Societe Generale SA
5.20%, 4/15/21 (b)(e)	285	311
Standard Chartered PLC
3.95%, 1/11/23 (b)(e)	235	221
Swedbank AB
2.13%, 9/29/17 (b)	365	368
UnitedHealth Group, Inc.,
1.40%, 10/15/17	20	20
2.88%, 3/15/23	400	377
Wells Fargo & Co.,
3.45%, 2/13/23	245	230
		26,873
Industrials (19.3%)
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)(e)	400	418
Allegheny Technologies, Inc.
4.25%, 6/1/14 (e)	262	273
Altria Group, Inc.
2.85%, 8/9/22	25	23
American Gilsonite Co.
11.50%, 9/1/17 (b)	100	103
American Tower Corp.
3.50%, 1/31/23	690	607
Amgen, Inc.
5.15%, 11/15/41	174	170
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	30	31
Apple, Inc.
2.40%, 5/3/23	375	340

ARAMARK Corp.
5.75%, 3/15/20 (b)	340	345
ArcelorMittal
10.35%, 6/1/19 (e)	205	253
Archer-Daniels-Midland Co.
0.88%, 2/15/14	348	355
Armored Autogroup, Inc.
9.25%, 11/1/18	116	105
AT&T, Inc.
6.30%, 1/15/38	305	331
Barrick Gold Corp.
4.10%, 5/1/23	385	340
BE Aerospace, Inc.
5.25%, 4/1/22	200	199
Bemis Co., Inc.
4.50%, 10/15/21	40	41
Bombardier, Inc.
6.13%, 1/15/23 (b)	300	301
Boston Scientific Corp.,
4.13%, 10/1/23	200	199
6.00%, 1/15/20	335	384
BP Capital Markets PLC
3.25%, 5/6/22	425	411
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	450	434
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)(e)	425	516
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	275	248
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (b)(e)	100	102
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	200	222
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	378
ConAgra Foods, Inc.,
3.20%, 1/25/23	150	141
4.65%, 1/25/43	200	182
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (b)(e)	100	107
Continental Airlines Pass-Thru Certificates
6.13%, 4/29/18	150	153
CRH America, Inc.
6.00%, 9/30/16	405	456
Crown Castle International Corp.
5.25%, 1/15/23	280	259
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	456
Deere & Co.
3.90%, 6/9/42	165	147
Deutsche Telekom International Finance BV
8.75%, 6/15/30	25	35
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	675	631
DryShips, Inc.
5.00%, 12/1/14	100	98
Eaton Corp.
2.75%, 11/2/22 (b)	355	331
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	295	286
Eni SpA,
0.25%, 11/30/15	200	284

Exide Technologies
8.63%, 2/1/18 (e)(g)(h)	159	116
Experian Finance PLC
2.38%, 6/15/17 (b)	495	492
Fiserv, Inc.
3.13%, 6/15/16	230	240
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	660	700
5.00%, 5/15/18	400	439
General Motors Co.
4.88%, 10/2/23 (b)	350	344
Georgia-Pacific LLC,
7.75%, 11/15/29	95	121
8.88%, 5/15/31	170	235
GlaxoSmithKline Capital PLC
2.85%, 5/8/22	326	313
GlaxoSmithKline Capital, Inc.
4.20%, 3/18/43 (e)	50	47
Glencore Funding LLC,
2.50%, 1/15/19 (b)	310	291
4.13%, 5/30/23 (b)(e)	170	158
Goldcorp, Inc.
3.70%, 3/15/23 (e)	595	544
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	290	342
HCA, Inc.
4.75%, 5/1/23	340	321
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	435	460
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	155	152
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)(e)	205	233
Home Depot, Inc.
5.88%, 12/16/36	125	143
Host Hotels & Resorts LP,
6.00%, 10/1/21	50	55
3.75%, 10/15/23	125	116
Infor US, Inc.
9.38%, 4/1/19	150	168
Intel Corp.,
2.70%, 12/15/22 (e)	300	279
2.95%, 12/15/35 (e)	313	340
International Business Machines Corp.
1.88%, 5/15/19 (e)	450	445
International Game Technology
3.25%, 5/1/14 (e)	267	296
Kinross Gold Corp.
5.13%, 9/1/21 (e)	330	314
Kraft Foods Group, Inc.
5.38%, 2/10/20	26	30
Lam Research Corp.
1.25%, 5/15/18 (e)	343	414
Lowe’s Cos., Inc.
5.00%, 9/15/43	100	101
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	75	75
Marathon Petroleum Corp.
5.13%, 3/1/21	30	32
MasTec, Inc.
4.88%, 3/15/23	395	371
MDC Partners, Inc.
6.75%, 4/1/20 (b)	325	331

MeadWestvaco Corp.
7.38%, 9/1/19	95	111
Merck & Co., Inc.
2.80%, 5/18/23 (e)	300	284
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (b)(e)	300	303
Mondelez International, Inc.
5.38%, 2/10/20	24	27
Murphy Oil Corp.
3.70%, 12/1/22	265	247
NBC Universal Media LLC,
2.88%, 1/15/23 (e)	500	476
5.95%, 4/1/41	200	227
NBCUniversal Enterprise, Inc.
1.97%, 4/15/19 (b)	100	97
NetApp, Inc.
2.00%, 12/15/17	150	148
News America, Inc.
6.15%, 2/15/41	325	359
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)(e)	305	307
Nuance Communications, Inc.
2.75%, 11/1/31 (e)	253	257
Omnicom Group, Inc.
3.63%, 5/1/22	385	370
ON Semiconductor Corp.,
2.63%, 12/15/26 (e)	227	246
Orange SA
8.75%, 3/1/31	15	20
PetroQuest Energy, Inc.
10.00%, 9/1/17 (b)	100	102
Philip Morris International, Inc.
2.50%, 8/22/22	365	337
Pioneer Natural Resources Co.
7.50%, 1/15/20	300	368
Pretium Packaging LLC/Pretium Finance, Inc.
11.50%, 4/1/16	100	108
Priceline.com, Inc.
0.35%, 6/15/20 (b)(e)	360	379
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)	350	319
QVC, Inc.
4.38%, 3/15/23	325	303
Qwest Corp.
6.88%, 9/15/33	495	482
Resort at Summerlin LP,
13.00%, 12/15/07 (g)(h)(i)(j)	299	—
Rio Tinto Finance USA PLC
2.88%, 8/21/22 (e)	300	276
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	139	152
RR Donnelley & Sons Co.
7.88%, 3/15/21	300	323
RSI Home Products, Inc.
6.88%, 3/1/18 (b)	100	104
SanDisk Corp.
1.50%, 8/15/17	162	215
Schlumberger Norge AS
1.25%, 8/1/17 (b)(e)	225	220
Silgan Holdings, Inc.
5.50%, 2/1/22 (b)	400	391
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	400	392

SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	196
Syngenta Finance N.V.
3.13%, 3/28/22	420	411
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	225	220
Telefonica Europe BV
8.25%, 9/15/30	45	53
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	80	80
Total Capital International SA
2.88%, 2/17/22	50	48
Trinity Industries, Inc.
3.88%, 6/1/36 (e)	242	295
United States Steel Corp.
4.00%, 5/15/14 (e)	271	279
United Technologies Corp.
4.50%, 6/1/42	100	98
Vale Overseas Ltd.,
5.63%, 9/15/19	50	55
6.88%, 11/10/39	5	5
Verisk Analytics, Inc.
5.80%, 5/1/21	305	338
Verizon Communications, Inc.,
3.85%, 11/1/42 (e)	900	713
6.55%, 9/15/43	350	396
Viacom, Inc.
5.85%, 9/1/43	350	358
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	360	370
Wal-Mart Stores, Inc.
5.25%, 9/1/35	35	38
Weatherford International Ltd.
4.50%, 4/15/22 (e)	350	347
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	290	302
Westvaco Corp.
8.20%, 1/15/30	140	165
Williams Cos., Inc. (The)
7.88%, 9/1/21	80	96
WMG Acquisition Corp.
6.00%, 1/15/21 (b)(e)	310	323
WPP Finance 2010
3.63%, 9/7/22 (e)	475	452
Wyndham Worldwide Corp.
4.25%, 3/1/22	515	508
		33,849
Utilities (2.4%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	350	331
Boston Gas Co.
4.49%, 2/15/42 (b)(e)	275	259
CEZ AS
4.25%, 4/3/22 (b)	210	211
CMS Energy Corp.
5.05%, 3/15/22 (e)	50	54
DCP Midstream Operating LP
3.88%, 3/15/23	300	274
Enel Finance International N.V.
5.13%, 10/7/19 (b)	100	105
Enterprise Products Operating LLC,

3.35%, 3/15/23	50	47
5.25%, 1/31/20 (e)	110	122
6.50%, 1/31/19	370	439
Exelon Generation Co., LLC
6.25%, 10/1/39	375	387
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	75	80
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)	575	583
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	185	220
8.75%, 5/1/19	185	237
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	460	482
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)(e)	410	383
TransAlta Corp.
4.50%, 11/15/22	50	48
		4,262
		64,984
Mortgages - Other (9.8%)
Alternative Loan Trust,
5.50%, 2/25/36 — 5/25/36	123	103
6.00%, 4/25/36 — 7/25/37	1,002	823
PAC
5.50%, 2/25/36	11	9
6.00%, 4/25/36	38	31
Banc of America Alternative Loan Trust,
5.50%, 10/25/35	2,283	2,158
5.86%, 10/25/36	634	468
5.91%, 10/25/36 (c)	1,283	948
6.00%, 4/25/36	539	560
Banc of America Funding Trust,
0.47%, 7/20/36 (c)	530	456
0.55%, 8/25/36 (c)	66	55
6.00%, 7/25/37	45	36
Chaseflex Trust
6.00%, 2/25/37	816	686
CHL Mortgage Pass-Through Trust
0.48%, 4/25/46 (c)	649	135
CSMC Mortgage-Backed Trust
5.84%, 4/25/37 (c)	306	167
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36	29	26
6.25%, 8/25/36	433	367
GS Mortgage Securities Trust
4.94%, 8/10/46	500	438
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)	545	487
GSR Mortgage Loan Trust
5.75%, 1/25/37	608	585
Indymac Index Mortgage Loan Trust
2.41%, 11/25/35 (c)	695	553
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 — 8/25/36	310	276
JP Morgan Mortgage Trust,
5.43%, 6/25/37 (c)	179	152
6.00%, 6/25/37	242	240
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	1,024	1,001
6.50%, 9/25/37	1,858	1,606

Luminent Mortgage Trust
0.35%, 10/25/46 (c)		59	21
RALI Trust,
0.36%, 12/25/36 (c)		919	640
0.68%, 3/25/35 (c)		619	446
5.50%, 12/25/34		1,422	1,374
6.00%, 4/25/36 – 1/25/37		661	506
PAC
6.00%, 4/25/36		40	32
Residential Asset Securitization Trust
6.00%, 7/25/36		68	54
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)		650	636
Structured Asset Mortgage Investments II Trust
0.41%, 8/25/36 (c)		716	102
WaMu Mortgage Pass-Through Certificates
1.13%, 7/25/46 (c)		816	668
Washington Mutual Mortgage Pass-Through Certificates
0.92%, 4/25/47 (c)		585	438
			17,283
Municipal Bonds (1.3%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		115	131
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	275
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34		705	809
Municipal Electric Authority of Georgia
6.66%, 4/1/57		435	446
State of California,
General Obligation Bonds
5.95%, 4/1/16		525	589
			2,250
Sovereign (5.8%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (b)		400	412
6.37%, 6/16/18 (b)		200	218
Brazilian Government International Bond,
5.63%, 1/7/41 (e)		230	231
5.88%, 1/15/19		150	170
7.13%, 1/20/37		10	12
8.50%, 1/5/24	BRL	1,500	615
Caixa Economica Federal
3.50%, 11/7/22 (b)(e)		310	257
Hellenic Republic Government Bond,
2.00%, 2/24/25 (k)	EUR	1,250	953
KazMunayGas National Co., JSC,
6.38%, 4/9/21 (b)(e)	$600		660
9.13%, 7/2/18 (b)(e)		100	123
Mexican Bonos
6.50%, 6/9/22		10,000	793
Mexico Government International Bond,
3.63%, 3/15/22 (e)	$500		497
6.05%, 1/11/40 (e)		20	22
6.75%, 9/27/34		100	119
Pemex Project Funding Master Trust,
6.63%, 6/15/35 – 6/15/38		58	61

Peruvian Government International Bond,
7.13%, 3/30/19	40	49
7.35%, 7/21/25	10	13
8.75%, 11/21/33	16	23
Petroleos Mexicanos,
4.88%, 1/24/22	730	746
5.50%, 1/21/21	60	65
8.00%, 5/3/19 (e)	15	18
Poland Government International Bond
5.00%, 3/23/22	780	841
Portugal Obrigacoes do Tesouro OT
3.35%, 10/15/15 (b)	1,350	1,765
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (b)(e)	800	819
Spain Government International Bond
4.00%, 3/6/18 (b)	500	510
Turkey Government International Bond,
6.75%, 4/3/18	100	111
6.88%, 3/17/36	17	18
8.00%, 2/14/34	15	18
11.88%, 1/15/30	19	30
		10,169
U.S. Agency Securities (2.4%)
Federal National Mortgage Association,
0.88%, 10/26/17 (e)	2,500	2,467
5.38%, 6/12/17	1,580	1,824
		4,291
U.S. Treasury Securities (12.9%)
U.S. Treasury Bonds,
2.75%, 11/15/42 (e)	6,350	5,257
3.13%, 11/15/41 – 2/15/43	740	664
6.25%, 5/15/30	350	486
U.S. Treasury Notes,
0.25%, 4/15/16	6,500	6,463
0.63%, 8/15/16 (e)	3,600	3,602
0.88%, 4/30/17	4,500	4,497
1.38%, 7/31/18	1,000	1,002
2.00%, 7/31/20 (e)	700	702
		22,673
Total Fixed Income Securities (Cost $168,075)		169,585

	Shares	Value (000)
Short-Term Investments (22.1%)
Securities held as Collateral on Loaned Securities (12.9%)
Investment Company (11.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (l)	20,455,948	20,456

	Face Amount (000)
Repurchase Agreements (1.3%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $1,681; fully collateralized by a U.S. Government Obligation; 0.63% due 9/30/17; valued at $1,715)	$1,681	1,681
BNP Paribas Securities Corp., (0.05%, dated 9/30/13, due 10/1/13; proceeds $560; fully collateralized by a U.S. Government Obligation; 2.75% due 2/15/19; valued at $572)	560	560
		2,241
Total Securities held as Collateral on Loaned Securities (Cost $22,697)		22,697

	Shares	Value (000)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (l) (Cost $10,833)	10,833,407	10,833

	Face Amount (000)
U.S. Treasury Securities (3.0%)
U.S. Treasury Bills,
0.02%, 1/30/14 (m)(n)	$15	15
0.06%, 1/30/14 (m)(n)	25	25
0.07%, 1/30/14 (m)(n)	95	95
0.08%, 11/14/13 (m)	1,700	1,700
0.11%, 11/14/13 (m)	3,501	3,501
Total U.S. Treasury Securities (Cost $5,336)		5,336
Total Short-Term Investments (Cost $38,866)		38,866
Total Investments (118.7%) (Cost $206,941) Including $22,960 of Securities Loaned (o)+		208,451
Liabilities in Excess of Other Assets (-18.7%)		(32,841)
Net Assets (100.0%)		$175,610

(a)                                 Security is subject to delayed delivery.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.

(d)                                 Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2013.

(e)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $22,960,000 and $23,461,000, respectively. The Portfolio received cash collateral of approximately $23,439,000, of which $22,697,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  As of September 30, 2013, there was uninvested cash of approximately $742,000 which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $22,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)                                   When-issued security.

(g)                                  Issuer in bankruptcy.

(h)                                 Non-income producing security; bond in default.

(i)                                     Acquired through exchange offer.

(j)                                    At September 30, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This  security has been fair valued as determined in good faith under procedures established by and under the general  supervision of the Fund’s Directors.

(k)                                 Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.

(l)                                     The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(m)                             Rate shown is the yield to maturity at September 30, 2013.

(n)                                 All or a portion of the security was pledged to cover margin requirements for swap agreements.

(o)                                 Securities are available for collateral in connection with securities purchased on a forward commitment basis, the purchase of a when issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $206,941,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,510,000 of which approximately $5,755,000 related to appreciated securities and approximately $4,245,000 related to depreciated securities.

IO                                  Interest Only.

MTN                   Medium Term Note.

PAC                       Planned Amortization Class.

REMIC     Real Estate Mortgage Investment Conduit.

STRIPS     Separate Trading of Registered Interest and Principal of Securities.

TBA                      To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	NOK	4,740	$788	10/4/13	EUR	586	$792	$4
HSBC Bank PLC	NOK	1,760	294	10/4/13	EUR	217	294	—
HSBC Bank PLC	SEK	2,266	353	10/4/13	USD	342	342	(11)
HSBC Bank PLC	SEK	5,197	808	10/4/13	USD	783	783	(25)
HSBC Bank PLC	USD	1,344	1,344	10/4/13	AUD	1,440	1,343	(1)
HSBC Bank PLC	USD	242	242	10/4/13	NOK	1,483	247	5
HSBC Bank PLC	USD	812	812	10/4/13	NOK	4,978	828	16
HSBC Bank PLC	USD	1,160	1,160	10/4/13	SEK	7,463	1,161	1
JPMorgan Chase Bank	AUD	160	150	10/4/13	USD	143	143	(7)
JPMorgan Chase Bank	AUD	1,280	1,194	10/4/13	USD	1,141	1,141	(53)
JPMorgan Chase Bank	EUR	227	307	10/4/13	USD	300	300	(7)
JPMorgan Chase Bank	EUR	1,983	2,682	10/4/13	USD	2,618	2,618	(64)
JPMorgan Chase Bank	MXN	11,520	880	10/4/13	USD	861	861	(19)
JPMorgan Chase Bank	USD	827	827	10/4/13	MXN	10,863	830	3
JPMorgan Chase Bank	ZAR	4,627	461	10/4/13	USD	449	449	(12)
UBS AG	CHF	310	343	10/4/13	USD	333	333	(10)
UBS AG	CHF	2,430	2,687	10/4/13	USD	2,611	2,611	(76)
UBS AG	EUR	2	2	10/4/13	USD	2	2	(—@ )
UBS AG	EUR	4	6	10/4/13	USD	6	6	(—@ )
UBS AG	USD	635	635	10/4/13	BRL	1,435	647	12
UBS AG	USD	3,029	3,029	10/4/13	CHF	2,740	3,029	— @
UBS AG	USD	2,997	2,997	10/4/13	EUR	2,216	2,997	— @
UBS AG	USD	49	49	10/4/13	MXN	657	50	1
Wells Fargo Bank	BRL	1,435	647	10/4/13	USD	651	651	4
Wells Fargo Bank	EUR	798	1,080	10/4/13	NOK	6,500	1,081	1
Wells Fargo Bank	NOK	6,461	1,075	10/4/13	USD	1,073	1,073	(2)
Wells Fargo Bank	USD	472	472	10/4/13	ZAR	4,627	461	(11)
HSBC Bank PLC	AUD	1,440	1,341	11/5/13	USD	1,342	1,342	1
HSBC Bank PLC	SEK	7,463	1,160	11/5/13	USD	1,159	1,159	(1)
JPMorgan Chase Bank	MXN	10,863	828	11/5/13	USD	825	825	(3)
UBS AG	BRL	1,435	642	11/5/13	USD	630	630	(12)
UBS AG	CHF	2,740	3,030	11/5/13	USD	3,030	3,030	(—@ )
UBS AG	EUR	2,216	2,997	11/5/13	USD	2,997	2,997	(—@ )
Wells Fargo Bank	NOK	6,500	1,079	11/5/13	EUR	797	1,078	(1)
Wells Fargo Bank	USD	1,071	1,071	11/5/13	NOK	6,461	1,073	2
			$37,472				$37,207	$(265)

Futures Contracts:
The Portfolio had the following futures contracts open at September 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	175	$38,547	Dec-13	$93
U.S. Treasury 30 yr. Bond	11	1,467	Dec-13	20
U.S. Treasury 5 yr. Note	13	1,574	Dec-13	1
U.S. Treasury Ultra Long Bond	47	6,678	Dec-13	55
Short:
U.S. Treasury 10 yr. Note	37	(4,677)	Dec-13	(59)
				$110

Credit Default Swap Agreements:
The Portfolio had the following credit default swap agreements open at September 30, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)		Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank
Alcoa, Inc.	Buy	$900	1.00%	9/20/18	$94		$(18)	$76	BBB-
Barclays Bank
Quest Diagnostics Inc.	Buy	895	1.00	12/20/18	—		(6)	(6)	BBB+
JPMorgan Chase
CDX.NA.IG.20	Sell	405	1.00	6/20/18	5		— @	5	NR
JPMorgan Chase
CDX.NA.IG.20	Sell	1,825	1.00	6/20/18	11		12	23	NR
JPMorgan Chase
Kohl’s Corporation	Buy	1,025	1.00	6/20/18	52		(39)	13	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.IG.20	Sell	895	1.00	6/20/18	—	@	11	11	NR
		$5,945			$162		$(40)	$122

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at September 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23		$2,640	$120
Deutsche Bank	3 Month NZBBR	Pay	4.14	7/27/16	NZD	24,200	(96)
Deutsche Bank	3 Month LIBOR	Receive	2.80	5/1/43		$2,325	356
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23		3,730	177
Goldman Sachs	3 Month LIBOR	Receive	2.90	5/13/43		2,320	312
JPMorgan Chase	3 Month LIBOR	Receive	2.06	2/6/23		530	26
JPMorgan Chase	3 Month LIBOR	Receive	2.09	2/15/23		480	23
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.48	8/1/15		22,267	(28)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23		4,120	204
							$1,094

@	Amount is less than $500.
†	Credit rating as issued by Standard and Poor’s.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

NZBBR		New Zealand Bank Bill Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
EUR	—	Euro
MXN	—	Mexican New Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.6%)
Belarus (0.9%)
Sovereign (0.9%)
Republic of Belarus,
8.95%, 1/26/18	$3,130	$2,958

Brazil (10.4%)
Corporate Bonds (2.9%)
Banco Safra SA,
6.75%, 1/27/21	870	903
6.75%, 1/27/21 (a)(b)	1,280	1,328
ESAL GmbH,
6.25%, 2/5/23 (b)	2,000	1,775
Odebrecht Finance Ltd.,
5.13%, 6/26/22	4,250	4,123
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (a)(b)	890	914
		9,043
Sovereign (7.5%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (a)	1,360	1,401
5.50%, 7/12/20	4,850	4,996
6.37%, 6/16/18 (a)	1,788	1,944
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (a)	10,390	10,052
Brazilian Government International Bond,
7.13%, 1/20/37	2,600	3,068
Caixa Economica Federal,
3.50%, 11/7/22 (a)	2,280	1,892
		23,353
		32,396
Colombia (2.9%)
Corporate Bonds (0.9%)
Ecopetrol SA,
5.88%, 9/18/23	1,000	1,043
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	2,000	1,802
		2,845
Sovereign (2.0%)
Colombia Government International Bond,
4.38%, 7/12/21	1,500	1,552
7.38%, 3/18/19	1,040	1,265
11.75%, 2/25/20	2,390	3,460
		6,277
		9,122
Costa Rica (0.4%)
Sovereign (0.4%)
Costa Rica Government International Bond,
4.25%, 1/26/23 (a)	1,330	1,197

Dominican Republic (0.6%)
Sovereign (0.6%)
Dominican Republic International Bond,
7.50%, 5/6/21	1,760	1,885

Ecuador (0.2%)
Sovereign (0.2%)
Ecuador Government International Bond,
9.38%, 12/15/15	470	491

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
5.88%, 1/30/25 (a)	1,250	1,191

Hungary (0.6%)
Sovereign (0.6%)
Hungary Government International Bond,
6.38%, 3/29/21	1,110	1,186
7.63%, 3/29/41 (b)	520	559
		1,745
India (0.2%)
Corporate Bond (0.2%)
Vedanta Resources PLC,
7.13%, 5/31/23 (a)(b)	780	727

Indonesia (6.9%)
Sovereign (6.9%)
Indonesia Government International Bond,
6.88%, 1/17/18 (a)	250	279
7.75%, 1/17/38	600	687
7.75%, 1/17/38 (a)	1,926	2,205
11.63%, 3/4/19 (a)	640	857
Majapahit Holding BV,
7.75%, 1/20/20	5,850	6,450
Pertamina Persero PT,
4.88%, 5/3/22	3,530	3,204
5.25%, 5/23/21	2,820	2,686
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	5,320	5,107
		21,475
Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
5.75%, 12/31/32	1,830	1,624

Kazakhstan (5.2%)
Sovereign (5.2%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	2,450	2,273
5.50%, 12/20/15	210	221
Intergas Finance BV,
6.38%, 5/14/17	410	444
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	2,820	2,580
KazMunayGas National Co., JSC,
5.75%, 4/30/43 (a)	3,910	3,446

6.38%, 4/9/21 (a)(b)		1,390	1,529
9.13%, 7/2/18 (a)		1,360	1,671
9.13%, 7/2/18		3,280	4,030
			16,194
Lithuania (2.5%)
Sovereign (2.5%)
Lithuania Government International Bond,
6.63%, 2/1/22 (a)		1,290	1,517
6.63%, 2/1/22		5,410	6,364
			7,881
Mexico (16.4%)
Corporate Bonds (3.5%)
Cemex SAB de CV,
6.50%, 12/10/19 (a)(b)		1,990	1,965
7.25%, 1/15/21 (a)(c)		1,880	1,880
9.50%, 6/15/18		500	556
9.50%, 6/15/18 (a)		1,260	1,402
Mexichem SAB de CV,
4.88%, 9/19/22		2,000	1,945
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (a)		1,560	1,478
5.50%, 2/28/23		2,000	1,895
			11,121
Sovereign (12.9%)
Mexican Bonos,
7.50%, 6/3/27	MXN	73,200	6,133
Mexico Government International Bond,
3.63%, 3/15/22 (b)	$1,730		1,720
4.00%, 10/2/23 (c)		3,500	3,483
6.05%, 1/11/40		2,890	3,175
6.75%, 9/27/34		3,371	4,012
Pemex Project Funding Master Trust,
6.63%, 6/15/35 (b)		1,725	1,830
6.63%, 6/15/38		1,176	1,246
8.63%, 12/1/23		1,350	1,647
Petroleos Mexicanos,
3.50%, 1/30/23		1,250	1,139
4.88%, 1/24/22		8,590	8,783
5.50%, 1/21/21		5,520	5,934
8.00%, 5/3/19 (b)		1,176	1,426
			40,528
			51,649
Panama (0.9%)
Sovereign (0.9%)
Panama Government International Bond,
5.20%, 1/30/20		890	981
8.88%, 9/30/27		1,183	1,635
9.38%, 4/1/29		240	344
			2,960
Peru (1.8%)
Corporate Bonds (1.0%)
Banco de Credito del Peru,
6.13%, 4/24/27 (a)(d)		2,280	2,240

Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)(b)	850	793
		3,033
Sovereign (0.8%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)(b)	707	617
Peruvian Government International Bond,
7.35%, 7/21/25	1,450	1,859
		2,476
		5,509
Philippines (4.8%)
Sovereign (4.8%)
Philippine Government International Bond,
4.00%, 1/15/21	5,632	5,857
8.38%, 6/17/19	1,671	2,125
9.50%, 2/2/30	4,771	7,103
		15,085
Poland (2.7%)
Sovereign (2.7%)
Poland Government International Bond,
3.00%, 3/17/23	8,200	7,532
5.00%, 3/23/22	810	873
		8,405
Romania (0.4%)
Sovereign (0.4%)
Romanian Government International Bond,
4.38%, 8/22/23 (a)	1,465	1,408

Russia (12.5%)
Corporate Bond (0.8%)
Severstal OAO Via Steel Capital SA,
5.90%, 10/17/22 (a)(b)	2,700	2,616

Sovereign (11.7%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (a)	1,401	1,503
6.30%, 5/15/17	3,050	3,273
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42 (a)(b)	9,600	9,864
7.50%, 3/31/30 (a)	92	108
7.50%, 3/31/30	5,905	6,972
12.75%, 6/24/28	2,700	4,658
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22	3,800	3,886
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20	5,942	6,536
		36,800
		39,416
Serbia (0.5%)
Sovereign (0.5%)
Republic of Serbia,
5.25%, 11/21/17 (a)(b)	1,510	1,506

Slovenia (0.9%)
Sovereign (0.9%)
Slovenia Government International Bond,
5.85%, 5/10/23 (a)	2,790	2,664

South Africa (2.2%)
Sovereign (2.2%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21	2,730	2,730
5.75%, 1/26/21 (a)	3,278	3,278
Transnet SOC Ltd.,
4.00%, 7/26/22 (a)(b)	1,150	1,021
		7,029
Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (a)	580	537
6.25%, 10/4/20	139	136
6.25%, 10/4/20 (a)	510	499
		1,172
Turkey (5.8%)
Sovereign (5.8%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	3,210	3,302
Turkey Government International Bond,
5.63%, 3/30/21	8,250	8,613
6.88%, 3/17/36	3,879	4,137
11.88%, 1/15/30	1,340	2,131
		18,183
Ukraine (6.2%)
Sovereign (6.2%)
Ukraine Government International Bond,
6.75%, 11/14/17	860	740
7.50%, 4/17/23 (a)(b)	4,100	3,408
7.80%, 11/28/22	16,180	13,571
Ukraine Railways via Shortline PLC,
9.50%, 5/21/18 (a)	2,210	1,779
		19,498
Uruguay (0.8%)
Sovereign (0.8%)
Uruguay Government International Bond,
4.50%, 8/14/24 (b)	2,405	2,447

Venezuela (9.6%)
Sovereign (9.6%)
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	560	442
Petroleos de Venezuela SA,
8.50%, 11/2/17	15,220	13,827
12.75%, 2/17/22 (b)	7,250	7,105
Venezuela Government International Bond,
6.00%, 12/9/20	880	644
9.00%, 5/7/23	2,030	1,658
9.25%, 9/15/27 (b)	2,884	2,358
11.75%, 10/21/26	4,250	3,942
		29,976
Total Fixed Income Securities (Cost $317,247)		305,793

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (d)(e)	750	134

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (d)(e)	3,750	95
Total Warrants (Cost $—)		229

	Shares	Value (000)
Short-Term Investments (13.5%)
Securities held as Collateral on Loaned Securities (12.0%)
Investment Company (10.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	33,855,503	33,856

	Face Amount (000)
Repurchase Agreements (1.2%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $2,782; fully collateralized by a U.S. Government Obligation; 0.63% due 9/30/17; valued at $2,838)	$2,782	2,782
BNP Paribas Securities Corp., (0.05%, dated 9/30/13, due 10/1/13; proceeds $927; fully collateralized by a U.S. Government Obligation; 2.75% due 2/15/19; valued at $946)	927	927
		3,709
Total Securities held as Collateral on Loaned Securities (Cost $37,565)		37,565

	Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $4,604)	4,603,739	4,604
Total Short-Term Investments (Cost $42,169)		42,169
Total Investments (111.2%) (Cost $359,416) Including $37,392 of Securities Loaned (g)+		348,191
Liabilities in Excess of Other Assets (-11.2%)		(34,980)
Net Assets		$313,211

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $37,392,000 and $38,792,000, respectively. The Portfolio received cash collateral of approximately $37,565,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of approximately $1,227,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  When-issued security.

(d)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.

(e)                                  Security has been deemed illiquid at September 30, 2013.

(f)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                  Securities are available for collateral in connection with when-issued securities.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $359,416,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $11,225,000 of which approximately $5,912,000 related to appreciated securities and approximately $17,137,000 related to depreciated securities.

OJSC                  Open Joint Stock Company.

MXN — Mexican New Peso

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Austria (1.4%)
Erste Group Bank AG	75,884	$2,398
Vienna Insurance Group AG Wiener Versicherung Gruppe	56,096	2,880
		5,278
Brazil (7.9%)
Banco Bradesco SA (Preference)	304,940	4,180
BRF SA	319,521	7,785
CCR SA	318,668	2,495
Cia de Bebidas das Americas (Preference) ADR	109,921	4,215
PDG Realty SA Empreendimentos e Participacoes (a)	700,900	778
Petroleo Brasileiro SA	235,026	1,799
Petroleo Brasileiro SA (Preference)	310,804	2,575
Petroleo Brasileiro SA ADR	64,502	999
Petroleo Brasileiro SA Sponsored ADR	93,793	1,569
Raia Drogasil SA	150,100	1,241
Ultrapar Participacoes SA	96,920	2,390
		30,026
Chile (1.0%)
SACI Falabella	287,570	2,757
Sociedad Quimica y Minera de Chile SA ADR (b)	29,744	909
		3,666
China (12.5%)
Bank of China Ltd. H Shares (c)	16,204,000	7,406
Beijing Enterprises Holdings Ltd. (c)	169,500	1,223
China Construction Bank Corp. H Shares (c)	5,144,230	3,967
China Mengniu Dairy Co., Ltd. (c)	585,000	2,620
China Mobile Ltd. (c)	513,500	5,776
China Oilfield Services Ltd. H Shares (c)	962,000	2,409
China Overseas Grand Oceans Group Ltd. (b)(c)	556,000	678
China Overseas Land & Investment Ltd. (b)(c)	610,000	1,795
China Pacific Insurance Group Co., Ltd. H Shares (c)	994,200	3,560
China Petroleum & Chemical Corp. H Shares (c)	1,939,200	1,516
Chongqing Changan Automobile Co., Ltd. B Shares	294,500	450
NetEase, Inc. ADR	7,200	523
Qihoo 360 Technology Co., Ltd. ADR (a)	34,201	2,846
Sihuan Pharmaceutical Holdings Group Ltd. (c)	1,757,000	1,202
Sino Biopharmaceutical (c)	1,796,000	1,218
Tencent Holdings Ltd. (c)	136,700	7,180
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	242,000	1,838
Uni-President China Holdings Ltd. (b)(c)	1,374,000	1,369
		47,576
Colombia (1.3%)
Cemex Latam Holdings SA (a)	237,421	1,868
Grupo de Inversiones Suramericana SA	72,977	1,459
Grupo de Inversiones Suramericana SA (Preference)	72,300	1,463
		4,790
Czech Republic (0.7%)
Komercni Banka AS	12,664	2,820

Hong Kong (1.1%)
Samsonite International SA	1,485,000	4,141

Hungary (0.9%)
Richter Gedeon Nyrt	198,445	3,453

India (6.7%)
Asian Paints Ltd.	255,507	1,873
Glenmark Pharmaceuticals Ltd.	276,279	2,341
HCL Technologies Ltd.	116,981	2,025
HDFC Bank Ltd.	305,284	2,889
Idea Cellular Ltd.	844,877	2,270
IndusInd Bank Ltd.	241,536	1,421
ING Vysya Bank Ltd.	145,066	1,284
ITC Ltd.	642,767	3,492
Sun Pharmaceutical Industries Ltd.	252,310	2,395
Tata Consultancy Services Ltd.	117,685	3,625
Zee Entertainment Enterprises Ltd.	487,224	1,777
		25,392
Indonesia (3.0%)
Bank Rakyat Indonesia Persero Tbk PT	2,096,500	1,314
Bank Tabungan Negara Persero Tbk PT	15,107,264	1,214
Gudang Garam Tbk PT	468,000	1,416
Harum Energy Tbk PT	376,500	88
Indosat Tbk PT	5,008,000	1,796
Kalbe Farma Tbk PT	16,208,500	1,653
Lippo Karawaci Tbk PT (a)	13,463,500	1,268
Matahari Department Store Tbk PT (a)	1,838,500	1,668
Semen Indonesia Persero Tbk PT	1,007,000	1,132
		11,549
Korea, Republic of (15.0%)
Cheil Industries, Inc.	8,098	691
Cheil Worldwide, Inc. (a)	32,325	746
Cosmax, Inc.	18,122	821
Coway Co., Ltd.	46,041	2,549
Doosan Infracore Co., Ltd. (a)	31,260	457
GS Retail Co., Ltd.	33,490	979
Hotel Shilla Co., Ltd.	23,403	1,401
Hyundai Engineering & Construction Co., Ltd.	54,651	3,145
Hyundai Glovis Co., Ltd.	10,289	2,016
Hyundai Motor Co.	33,002	7,712
KT Skylife Co., Ltd.	18,320	497
LG Display Co., Ltd. (a)	66,150	1,599
LG Household & Health Care Ltd.	3,129	1,582
LG Uplus Corp. (a)	137,770	1,479
NCSoft Corp.	11,230	1,997
Nexon Co., Ltd.	248,800	3,041
Orion Corp.	1,062	942
Paradise Co., Ltd.	46,175	1,053
Samsung Electronics Co., Ltd.	13,369	16,927
Samsung Electronics Co., Ltd. (Preference)	2,059	1,670
Shinhan Financial Group Co., Ltd.	74,032	2,999
SK Hynix, Inc. (a)	21,720	610
SK Telecom Co., Ltd.	10,651	2,173
		57,086
Malaysia (3.1%)
Astro Malaysia Holdings Bhd	2,199,800	1,968
CIMB Group Holdings Bhd	1,341,800	3,097

Gamuda Bhd	1,690,200	2,386
IHH Healthcare Bhd (a)	1,417,800	1,806
IJM Corp., Bhd	1,470,300	2,608
		11,865
Mexico (6.8%)
Alfa SAB de CV	1,706,427	4,602
Cemex SAB de CV ADR (a)	484,664	5,419
Fomento Economico Mexicano SAB de CV ADR	36,487	3,542
Grupo Financiero Banorte SAB de CV Series O	543,512	3,387
Grupo Financiero Santander Mexico SAB de CV ADR	246,000	3,400
Mexichem SAB de CV	474,106	2,067
Wal-Mart de Mexico SAB de CV Series V	1,226,491	3,210
		25,627
Panama (0.7%)
Copa Holdings SA, Class A	18,800	2,607

Peru (1.1%)
Credicorp Ltd.	32,396	4,162

Philippines (3.8%)
BDO Unibank, Inc.	1,823,110	3,144
Bloomberry Resorts Corp. (a)	4,560,000	1,042
DMCI Holdings, Inc.	2,010,040	2,125
International Container Terminal Services, Inc.	1,096,120	2,445
LT Group, Inc.	2,472,600	1,023
Metro Pacific Investments Corp.	25,074,900	2,594
SM Investments Corp.	118,938	2,133
		14,506
Poland (4.7%)
Bank Pekao SA	78,928	4,510
Bank Zachodni WBK SA	45,527	5,056
Jeronimo Martins SGPS SA	220,672	4,533
Polskie Gornictwo Naftowe i Gazownictwo SA	999,873	1,962
Telekomunikacja Polska SA	662,823	1,764
		17,825
Qatar (0.4%)
Ooredoo QSC	38,692	1,486

Russia (4.5%)
Eurasia Drilling Co., Ltd. GDR	36,254	1,450
Lukoil OAO ADR	75,105	4,764
Mail.ru Group Ltd. GDR	78,769	3,009
MegaFon OAO GDR	70,429	2,483
NovaTek OAO (Registered GDR)	14,400	1,905
Yandex N.V., Class A (a)	93,944	3,421
		17,032
South Africa (4.3%)
Life Healthcare Group Holdings Ltd. (b)	376,635	1,339
Mondi PLC	198,748	3,366
Naspers Ltd., Class N	51,996	4,797
Pick n Pay Stores Ltd. (b)	323,921	1,342
SABMiller PLC	54,678	2,795
Sasol Ltd. (b)	56,336	2,688
		16,327

Switzerland (2.0%)
Coca-Cola HBC AG (a)	135,901	4,073
Swatch Group AG (The)	5,388	3,476
		7,549
Taiwan (6.8%)
Asustek Computer, Inc.	45,928	368
Chailease Holding Co., Ltd.	962,550	2,261
China Life Insurance Co., Ltd.	1,190,630	1,073
Cleanaway Co., Ltd.	114,000	662
Fubon Financial Holding Co., Ltd. (Registered GDR) (a)	141,383	1,957
Ginko International Co., Ltd.	57,000	1,055
Hon Hai Precision Industry Co., Ltd.	277,118	711
Lung Yen Life Service Corp.	143,000	435
MediaTek, Inc.	212,000	2,622
Siliconware Precision Industries Co.	990,000	1,157
St. Shine Optical Co., Ltd.	20,000	551
Taiwan Cement Corp.	805,000	1,166
Taiwan Semiconductor Manufacturing Co., Ltd.	2,227,000	7,572
TPK Holding Co., Ltd.	144,000	1,311
Uni-President Enterprises Corp.	1,529,338	2,851
		25,752
Thailand (4.9%)
Advanced Info Service PCL (Foreign)	379,600	3,103
Bangkok Bank PCL NVDR	633,100	3,977
Bank of Ayudhya PCL (Foreign)	2,068,200	2,500
Land and Houses PCL NVDR	7,660,900	2,645
Minor International PCL (Foreign)	1,866,400	1,435
Robinson Department Store PCL (Foreign)	958,000	1,444
Supalai PCL (Foreign)	3,192,100	1,619
Total Access Communication PCL (Foreign)	444,000	1,509
Total Access Communication PCL NVDR	153,600	522
		18,754
Turkey (1.6%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	235,340	2,727
Pegasus Hava Tasimaciligi AS (a)	51,153	844
Tupras Turkiye Petrol Rafinerileri AS	50,142	1,060
Turkiye Sise ve Cam Fabrikalari AS	1,048,279	1,443
		6,074
United States (1.4%)
Eclat Textile Co., Ltd.	133,620	1,174
Yum! Brands, Inc.	56,866	4,060
		5,234
Total Common Stocks (Cost $313,709)		370,577

Investment Companies (1.0%)
India (0.5%)
Morgan Stanley Growth Fund (a)(d)	1,733,420	1,751

Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e)	6,138,225	1,905
Total Investment Companies (Cost $2,597)		3,656

Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (2.2%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	7,554,203	7,554

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.06%, dated 9/30/13, due 10/1/13; proceeds $621; fully collateralized by a U.S. Government Obligation; 0.63% due 9/30/17; valued at $633)	$621	621
BNP Paribas Securities Corp., (0.05%, dated 9/30/13, due 10/1/13; proceeds $207; fully collateralized by a U.S. Government Obligation; 2.75% due 2/15/19; valued at $211)	207	207
		828
Total Securities held as Collateral on Loaned Securities (Cost $8,382)		8,382

	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $6,202)	6,202,472	6,202
Total Short-Term Investments (Cost $14,584)		14,584
Total Investments (102.4%) (Cost $330,890) Including $8,089 of Securities Loaned (g)(h)+		388,817
Liabilities in Excess of Other Assets (-2.4%)		(9,251)
Net Assets (100.0%)		$379,566

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $8,089,000 and $8,656,000 respectively. The Portfolio received cash collateral of approximately $ 8,382,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of approximately $274,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  Security trades on the Hong Kong exchange.

(d)                                 For the nine months ended September 30, 2013, the proceeds from sales of Morgan Stanley Growth Fund, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $694,000, including net realized gains of approximately $556,000.

(e)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(f)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(h)                                 The approximate fair value and percentage of net assets, $290,754,000 and 76.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $330,890,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $57,927,000 of which approximately $78,585,000 related to appreciated securities and approximately $20,658,000 related to depreciated securities.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

NVDR            Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	JPY	233,623	$2,377	10/3/13	USD	2,347	$2,347	$(30)
State Street Bank and Trust Co.	USD	2,364	2,364	10/3/13	JPY	233,623	2,377	13
State Street Bank and Trust Co.	JPY	247,004	2,514	10/31/13	USD	2,500	2,500	(14)
			$7,255				$7,224	$(31)

JPY — Japanese Yen

USD — United States Dollar

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
France (8.1%)
Legrand SA	5,975	$332
LVMH Moet Hennessy Louis Vuitton SA	3,789	747
Pernod-Ricard SA	4,188	520
Sanofi	38,984	3,953
		5,552
Germany (4.5%)
SAP AG	41,947	3,100

Italy (1.3%)
Davide Campari-Milano SpA	105,095	911

Sweden (2.6%)
Swedish Match AB	50,672	1,789

Switzerland (9.9%)
Nestle SA (Registered)	96,912	6,788

United Kingdom (34.4%)
Admiral Group PLC	23,552	470
British American Tobacco PLC	125,266	6,647
Diageo PLC	101,880	3,237
Experian PLC	63,025	1,200
Imperial Tobacco Group PLC	59,128	2,191
Reckitt Benckiser Group PLC	65,776	4,813
Unilever PLC	128,191	4,951
		23,509
United States (36.5%)
3M Co.	7,611	909
Accenture PLC, Class A	42,996	3,166
Dr. Pepper Snapple Group, Inc.	51,526	2,309
Herbalife Ltd.	16,673	1,163
Intuit, Inc.	10,518	698
Kraft Foods Group, Inc.	16,999	892
Mead Johnson Nutrition Co.	8,826	655
Microsoft Corp.	71,628	2,386
Mondelez International, Inc., Class A	70,350	2,210
Moody’s Corp.	18,247	1,283
NIKE, Inc., Class B	16,391	1,191
Philip Morris International, Inc.	37,023	3,206
Procter & Gamble Co. (The)	38,385	2,902
Visa, Inc., Class A	10,356	1,979
		24,949
Total Common Stocks (Cost $44,242)		66,598

Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $2,289)	2,288,584	2,289
Total Investments (100.6%) (Cost $46,531) (b)+		68,887
Liabilities in Excess of Other Assets (-0.6%)		(436)
Net Assets (100.0%)		$68,451

(a)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds.

(b)                                 The approximate fair value and percentage of net assets, $41,649,000 and 60.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $46,531,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $22,356,000 of which approximately $22,358,000 related to appreciated securities and approximately $2,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Australia (7.0%)
CFS Retail Property Trust Group REIT	44,137	$82
Commonwealth Property Office Fund REIT	142,894	152
Dexus Property Group REIT	565,386	531
Federation Centres Ltd. REIT	149,604	319
Goodman Group REIT	183,767	837
GPT Group REIT	187,518	609
Investa Office Fund REIT	51,916	143
Mirvac Group REIT	374,038	607
Stockland REIT	143,413	518
Westfield Group REIT	217,704	2,236
Westfield Retail Trust REIT	344,997	956
		6,990
Austria (0.1%)
Atrium European Real Estate Ltd.	23,299	132

Belgium (0.0%)
Cofinimmo REIT	233	27

Brazil (0.7%)
BR Malls Participacoes SA	25,760	234
BR Properties SA	27,400	243
Iguatemi Empresa de Shopping Centers SA	17,200	189
		666
Canada (2.5%)
Boardwalk REIT	9,560	535
Brookfield Canada Office Properties REIT	8,890	227
Calloway REIT	6,195	146
Canadian Apartment Properties REIT	2,463	49
Crombie Real Estate Investment Trust REIT	11,800	147
Extendicare, Inc.	19,280	123
First Capital Realty, Inc.	13,260	218
RioCan REIT	45,565	1,075
		2,520
China (1.3%)
China Overseas Land & Investment Ltd. (a)	116,000	341
China Resources Land Ltd. (a)	217,000	616
Country Garden Holdings Co., Ltd. (a)	204,415	131
Guangzhou R&F Properties Co., Ltd. H Shares (a)	106,400	167
Shimao Property Holdings Ltd. (a)	36,500	84
		1,339
Finland (0.2%)
Sponda Oyj	29,599	153

France (3.6%)
Altarea REIT	299	49
Fonciere Des Regions REIT	2,982	248
Gecina SA REIT	1,904	244
ICADE REIT	4,199	384
Klepierre REIT	6,318	274
Mercialys SA REIT	14,084	282

Unibail-Rodamco SE REIT	8,369	2,077
		3,558
Germany (1.0%)
Alstria Office AG REIT (b)	8,485	106
Deutsche Annington Immobilien SE (b)	1,596	41
Deutsche Euroshop AG	3,372	146
Deutsche Wohnen AG	9,404	168
GSW Immobilien AG	1,344	59
LEG Immobilien AG (b)	6,151	354
Prime Office AG REIT (b)	17,785	80
		954
Hong Kong (12.6%)
Hang Lung Properties Ltd.	114,000	388
Henderson Land Development Co., Ltd.	63,231	391
Hongkong Land Holdings Ltd.	261,500	1,726
Hysan Development Co., Ltd.	186,921	834
Kerry Properties Ltd.	153,699	657
Link REIT (The)	285,164	1,398
New World Development Co., Ltd.	498,288	751
Sino Land Co., Ltd.	280,100	412
Sun Hung Kai Properties Ltd.	305,804	4,167
Swire Properties Ltd.	159,500	446
Wharf Holdings Ltd.	159,816	1,387
		12,557
India (0.1%)
Religare Health Trust (Units) (c)	101,000	64

Ireland (0.0%)
Green PLC REIT (b)	12,351	20

Italy (0.2%)
Beni Stabili SpA	240,975	150

Japan (14.7%)
Activia Properties, Inc. REIT	18	156
GLP J REIT	95	106
Hulic Co., Ltd.	6,400	96
Japan Real Estate Investment Corp. REIT	62	727
Japan Retail Fund Investment Corp. REIT	249	512
Mitsubishi Estate Co., Ltd.	142,000	4,213
Mitsui Fudosan Co., Ltd.	106,000	3,583
Nippon Accommodations Fund, Inc. REIT	7	51
Nippon Building Fund, Inc. REIT	86	1,071
Nippon Prologis, Inc. REIT	46	461
Nomura Real Estate Holdings, Inc.	3,300	81
NTT Urban Development Corp.	1,500	20
Sumitomo Realty & Development Co., Ltd.	63,000	3,005
Tokyo Tatemono Co., Ltd.	34,000	313
Tokyu Land Corp.	9,000	94
United Urban Investment Corp. REIT	108	165
		14,654
Malta (0.0%)
BGP Holdings PLC (b)(d)(e)	5,886,464	—

Netherlands (0.8%)
Corio N.V. REIT	6,894	297
Eurocommercial Properties N.V. CVA REIT	5,350	216

Vastned Retail N.V. REIT	1,540	66
Wereldhave N.V. REIT	2,387	173
		752
Norway (0.2%)
Norwegian Property ASA	122,078	161

Singapore (3.4%)
Ascendas Real Estate Investment Trust REIT	110,000	200
CapitaCommercial Trust REIT	177,000	205
CapitaLand Ltd.	255,000	629
CapitaMall Trust REIT	174,000	272
CapitaMalls Asia Ltd.	78,000	121
City Developments Ltd.	39,000	319
Global Properties Ltd.	218,000	503
Keppel REIT	221,000	217
Keppel Land Ltd.	14,000	39
Mapletree Commercial Trust REIT	149,000	144
Mapletree Greater China Commercial Trust REIT (b)	115,000	82
SPH REIT (b)	427,000	332
Suntec REIT	168,000	219
UOL Group Ltd.	24,000	118
		3,400
Sweden (0.7%)
Atrium Ljungberg AB, Class B	9,683	129
Castellum AB	13,289	190
Fabege AB	609	7
Hufvudstaden AB, Class A	29,072	370
		696
Switzerland (0.9%)
Mobimo Holding AG (Registered) (b)	349	73
PSP Swiss Property AG (Registered) (b)	7,186	623
Swiss Prime Site AG (Registered) (b)	3,048	236
		932
United Kingdom (5.8%)
British Land Co., PLC REIT	110,259	1,032
Capital & Counties Properties PLC	28,831	156
Capital & Regional PLC	213,969	140
Derwent London PLC REIT	8,358	321
Grainger PLC	36,387	103
Great Portland Estates PLC REIT	36,065	315
Hammerson PLC REIT	92,674	752
Intu Properties PLC REIT	67,976	354
Land Securities Group PLC REIT	78,877	1,174
Londonmetric Property PLC	35,259	68
LXB Retail Properties PLC (b)	169,987	312
Quintain Estates & Development PLC (b)	80,893	111
Safestore Holdings PLC	135,310	294
Segro PLC REIT	34,145	171
Shaftesbury PLC REIT	15,129	144
ST Modwen Properties PLC	26,324	130
Unite Group PLC	35,847	229
		5,806
United States (43.1%)
Acadia Realty Trust REIT	9,081	224
Alexandria Real Estate Equities, Inc. REIT	6,250	399

American Campus Communities, Inc. REIT	7,970	272
American Homes 4 Rent REIT (b)	3,300	53
Ashford Hospitality Trust, Inc. REIT	18,080	223
AvalonBay Communities, Inc. REIT	22,093	2,808
Boston Properties, Inc. REIT	17,850	1,908
Brookfield Office Properties, Inc.	31,901	608
Camden Property Trust REIT	13,911	855
CBL & Associates Properties, Inc. REIT	4,280	82
Cole Real Estate Investment, Inc. REIT	27,351	335
Cousins Properties, Inc. REIT	29,053	299
DCT Industrial Trust, Inc. REIT	77,230	555
DDR Corp. REIT	19,060	299
Digital Realty Trust, Inc. REIT	4,760	253
Duke Realty Corp. REIT	24,130	373
Equity Lifestyle Properties, Inc. REIT	16,260	556
Equity Residential REIT	74,362	3,984
Essex Property Trust, Inc. REIT	1,520	224
Federal Realty Investment Trust REIT	3,831	389
Forest City Enterprises, Inc., Class A (b)	55,397	1,049
General Growth Properties, Inc. REIT	86,586	1,670
HCP, Inc. REIT	48,672	1,993
Health Care, Inc. REIT	7,400	462
Healthcare Realty Trust, Inc. REIT	27,337	632
Host Hotels & Resorts, Inc. REIT	155,739	2,752
Hudson Pacific Properties, Inc. REIT	15,800	307
Lexington Realty Trust REIT	3,810	43
Liberty Property Trust REIT	4,740	169
Macerich Co. (The) REIT	19,562	1,104
Mack-Cali Realty Corp. REIT	31,573	693
National Retail Properties, Inc. REIT	11,430	364
ProLogis, Inc. REIT	22,849	860
PS Business Parks, Inc. REIT	3,288	245
Public Storage REIT	13,736	2,205
Regency Centers Corp. REIT	34,439	1,665
Retail Opportunity Investments Corp. REIT	6,086	84
Rexford Industrial Realty, Inc. (b)	4,700	63
Senior Housing Properties Trust REIT	31,934	745
Simon Property Group, Inc. REIT	39,151	5,803
Sovran Self Storage, Inc. REIT	2,590	196
Starwood Hotels & Resorts Worldwide, Inc.	18,835	1,252
Taubman Centers, Inc. REIT	5,564	375
Terreno Realty Corp. REIT	394	7
Ventas, Inc. REIT	15,160	932
Vornado Realty Trust REIT	30,584	2,571
Winthrop Realty Trust REIT	3,820	43
		42,983
Total Common Stocks (Cost $74,652)		98,514

	Shares	Value (000)
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $938)	937,934	938
Total Investments (99.8%) (Cost $75,590) (g)+		99,452
Other Assets in Excess of Liabilities (0.2%)		198
Net Assets (100.0%)		$99,650

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)                                 Security has been deemed illiquid at September 30, 2013.

(e)                                  At September 30, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $52,250,000 and 52.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $75,590,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $23,862,000 of which approximately $24,855,000 related to appreciated securities and approximately $993,000 related to depreciated securities.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (31.9%)
Agency Fixed Rate Mortgages (2.1%)
United States (2.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 11/1/42	$194		$202
6.50%, 5/1/29	—	@	—	@
October TBA:
3.50%, 10/1/43 (a)	45		46
Federal National Mortgage Association,
Conventional Pools:
3.50%, 12/1/42	190		191
4.00%, 11/1/41 — 7/1/43	554		583
5.00%, 1/1/41 — 3/1/41	267		293
5.50%, 2/1/38	85		93
6.00%, 1/1/38	96		105
6.50%, 8/1/38	11		12
October TBA:
2.50%, 10/1/28 (a)	75		76
3.50%, 10/1/43 (a)	48		48
4.00%, 10/1/43 (a)	222		233
Government National Mortgage Association,
October TBA:
3.50%, 10/20/43 (a)	1,075		1,109
4.00%, 10/20/43 (a)	218		231
4.50%, 10/20/43 (a)	530		571
Various Pool
4.50%, 8/15/39	61		66
Total Agency Fixed Rate Mortgages (Cost $3,841)			3,859
Asset-Backed Securities (0.5%)
United States (0.5%)
Ally Auto Receivables Trust,
0.97%, 8/17/15	38		38
Ally Master Owner Trust,
1.05%, 1/15/16 (b)	100		100
Brazos Student Finance Corp.,
1.15%, 6/25/35 (b)	25		25
CNH Equipment Trust,
1.20%, 5/16/16	34		34
CVS Pass-Through Trust,
6.04%, 12/10/28	196		217
Louisiana Public Facilities Authority,
Zero Coupon, 4/26/27 (b)	175		175
Nissan Auto Receivables Owner Trust,
1.18%, 2/16/15	38		38
North Carolina State Education Assistance Authority,
1.07%, 7/25/25 (b)	100		100
PFS Financing Corp.,
1.68%, 10/17/16 (b)(c)	180		181
World Omni Automobile Lease Securitization Trust,
1.49%, 10/15/14	6		6
Total Asset-Backed Securities (Cost $888)			914

Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22		99	93
2.40%, 6/25/22		245	231
Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $351)			324
Commercial Mortgage-Backed Securities (0.4%)
United States (0.4%)
CGBAM Commercial Mortgage Trust,
1.28%, 5/15/30 (b)(c)		114	114
COMM Mortgage Trust,
2.85%, 10/15/45		100	95
3.28%, 1/10/46		45	43
Commercial Mortgage Pass-Through Certificates,
2.82%, 11/15/45		57	54
Extended Stay America Trust,
2.96%, 12/5/31 (c)		100	98
GS Mortgage Securities Corp. II,
3.28%, 2/10/46		31	29
JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46		105	111
Queens Center Mortgage Trust,
3.28%, 1/11/37 (c)		78	73
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	40
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		62	59
WF-RBS Commercial Mortgage Trust,
3.31%, 3/15/45		65	62
Total Commercial Mortgage-Backed Securities (Cost $811)			778
Corporate Bonds (6.6%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
4.88%, 1/12/21 (c)		100	110
5.13%, 9/10/19	EUR	100	154
Commonwealth Bank of Australia,
5.00%, 3/19/20 (c)	$50		56
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	93
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)		105	114
Santos Finance Ltd.,
8.25%, 9/22/70 (b)	EUR	50	74
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)	$25		25
2.98%, 5/18/16 (c)		75	78
Westpac Banking Corp.,
3.00%, 12/9/15		50	52
			756
Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20		50	52
Vale Overseas Ltd.,
5.63%, 9/15/19		145	158
			210

Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23	75		66
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	35		38
Goldcorp, Inc.,
3.70%, 3/15/23	100		92
			196
China (0.2%)
Baidu, Inc.,
3.25%, 8/6/18	225		226
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		191
			417
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	110		115

France (0.3%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	50	71
BNP Paribas SA,
5.00%, 1/15/21	$110		119
Credit Agricole SA,
3.90%, 4/19/21	EUR	50	69
5.88%, 6/11/19	50		77
LVMH Moet Hennessy Louis Vuitton SA,
1.63%, 6/29/17 (c)	$75		75
Veolia Environnement SA,
6.75%, 4/24/19	EUR	50	84
			495
Germany (0.1%)
Deutsche Bank AG,
4.30%, 5/24/28 (b)	$200		181
Volkswagen International Finance N.V.,
2.38%, 3/22/17 (c)	100		103
			284
Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16	130		146

Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	170		169

Italy (0.4%)
Banca Monte dei Paschi di Siena SpA,
4.88%, 9/15/16	EUR	100	140
Enel Finance International N.V.,
5.13%, 10/7/19 (c)	$100		105
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	100	137
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)	$100		104
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	44
UniCredit SpA,

4.25%, 7/29/16	50		73
4.38%, 2/10/14	50		69
			672
Netherlands (0.3%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	50		73
Aegon N.V.,
4.63%, 12/1/15	$75		81
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22	50		50
Series G
3.75%, 11/9/20	EUR	50	69
ING Bank N.V.,
5.25%, 6/5/18	50		80
5.80%, 9/25/23 (c)	$200		202
			555
Spain (0.1%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	50	71
Gas Natural Capital Markets SA,
4.13%, 1/26/18	50		73
			144
Sweden (0.1%)
Nordea Bank AB,
4.00%, 3/29/21	70		100

Switzerland (0.2%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (c)	$125		130
4.00%, 6/15/21 (c)	50		52
Credit Suisse,
5.40%, 1/14/20	240		263
6.00%, 2/15/18	25		28
			473
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)	200		202

United Kingdom (0.9%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16	EUR	100	147
Bank of Scotland PLC,
4.63%, 6/8/17	50		77
Barclays Bank PLC,
6.00%, 1/23/18 — 1/14/21	100		151
6.05%, 12/4/17 (c)	$100		111
BAT International Finance PLC,
5.38%, 6/29/17	EUR	50	78
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22	$98		94
Heathrow Funding Ltd.,
4.60%, 2/15/20	EUR	50	76
4.88%, 7/15/23 (c)	$100		106
HSBC Holdings PLC,
4.00%, 3/30/22	45		46
4.50%, 4/30/14	EUR	50	69
6.25%, 3/19/18	50		78

Imperial Tobacco Finance PLC,
8.38%, 2/17/16		50	79
Nationwide Building Society,
6.25%, 2/25/20 (c)		$270	306
Rio Tinto Finance USA PLC,
2.88%, 8/21/22		30	28
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15		70	71
Standard Chartered PLC,
5.75%, 4/30/14	EUR	50	70
WPP Finance 2010,
3.63%, 9/7/22		$75	71
			1,658
United States (3.0%)
Agilent Technologies, Inc.,
5.50%, 9/14/15		30	32
Altria Group, Inc.,
2.85%, 8/9/22		30	27
American International Group, Inc.,
4.88%, 6/1/22		50	54
8.25%, 8/15/18		100	125
Amgen, Inc.,
5.15%, 11/15/41		50	49
Apple, Inc.,
2.40%, 5/3/23		100	91
AT&T, Inc.,
6.30%, 1/15/38		75	81
AvalonBay Communities, Inc.,
2.95%, 9/15/22		50	46
BA Covered Bond Issuer,
4.25%, 4/5/17	EUR	50	75
Bank of America Corp.,
5.70%, 1/24/22		$50	56
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC,
5.13%, 1/15/15 (c)		25	26
Boston Properties LP,
3.85%, 2/1/23		75	73
Boston Scientific Corp.,
6.00%, 1/15/20		105	120
Citigroup, Inc.,
5.50%, 9/13/25		30	31
6.13%, 5/15/18		22	25
6.68%, 9/13/43		20	22
8.50%, 5/22/19		155	198
CNA Financial Corp.,
5.75%, 8/15/21		95	107
Comcast Corp.,
6.40%, 5/15/38		25	30
ConAgra Foods, Inc.,
3.20%, 1/25/23		40	37
4.65%, 1/25/43		50	46
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21		10	10
Enterprise Products Operating LLC,
3.35%, 3/15/23		50	47
5.25%, 1/31/20		35	39
Series N
6.50%, 1/31/19		90	107
Farmers Exchange Capital,
7.05%, 7/15/28 (c)		140	170

Ford Motor Credit Co., LLC,
4.21%, 4/15/16		200	212
General Electric Capital Corp.,
5.30%, 2/11/21		100	109
MTN
5.88%, 1/14/38		25	28
Series G
6.00%, 8/7/19		145	169
Genworth Holdings, Inc.,
7.20%, 2/15/21		125	144
Georgia-Pacific LLC,
8.88%, 5/15/31		90	125
Glencore Funding LLC,
2.50%, 1/15/19 (c)		65	61
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18		30	30
3.63%, 1/22/23		50	48
4.38%, 3/16/17	EUR	50	74
6.75%, 10/1/37	$125		131
Hewlett-Packard Co.,
4.65%, 12/9/21		35	34
HSBC Finance Corp.,
6.68%, 1/15/21		50	57
ING US, Inc.,
2.90%, 2/15/18		25	25
JPMorgan Chase & Co.,
3.38%, 5/1/23		125	114
4.25%, 10/15/20		50	52
4.63%, 5/10/21		140	149
Kinder Morgan Energy Partners LP,
2.65%, 2/1/19		50	50
5.95%, 2/15/18		50	57
L-3 Communications Corp.,
4.75%, 7/15/20		80	84
4.95%, 2/15/21		75	79
Lowe’s Cos., Inc.,
5.00%, 9/15/43		50	51
Marathon Petroleum Corp.,
5.13%, 3/1/21		35	38
Merck & Co., Inc.,
2.80%, 5/18/23		100	95
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18		225	265
Murphy Oil Corp.,
3.70%, 12/1/22		40	37
National Retail Properties, Inc.,
3.30%, 4/15/23		50	45
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (c)		50	54
NBC Universal Media LLC,
4.38%, 4/1/21		130	140
5.95%, 4/1/41		25	28
NetApp, Inc.,
2.00%, 12/15/17		25	25
Ohio Power Co.,
5.38%, 10/1/21		75	84
Omnicom Group, Inc.,
3.63%, 5/1/22		105	101
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18		80	96
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		60	71
8.75%, 5/1/19		110	141

Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17		60	68
PPL WEM Holdings PLC,
3.90%, 5/1/16 (c)		60	63
Principal Financial Group, Inc.,
8.88%, 5/15/19		50	65
Prudential Financial, Inc.,
6.63%, 12/1/37		40	48
Qwest Corp.,
6.88%, 9/15/33		40	39
Santander Holdings USA, Inc.,
3.45%, 8/27/18		40	41
Spectra Energy Capital LLC,
7.50%, 9/15/38		50	60
Time Warner, Inc.,
7.70%, 5/1/32		25	32
UnitedHealth Group, Inc.,
1.40%, 10/15/17		25	25
4.25%, 3/15/43		25	23
Verizon Communications, Inc.,
3.85%, 11/1/42		50	40
6.55%, 9/15/43		75	85
Viacom, Inc.,
5.85%, 9/1/43		75	77
Weatherford International Ltd.,
4.50%, 4/15/22		50	50
Wells Fargo & Co.,
3.45%, 2/13/23		100	94
			5,637
Total Corporate Bonds (Cost $11,769)			12,229
Mortgages - Other (0.3%)
United States (0.3%)
Alternative Loan Trust,
6.00%, 5/25/36		276	227
Banc of America Funding Trust,
0.58%, 5/25/37 (b)		407	285
Total Mortgages - Other (Cost $538)			512
Sovereign (18.2%)
Australia (0.4%)
Treasury Corp. of Victoria,
5.75%, 11/15/16	AUD	800	804
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$200		199
Brazil (0.2%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20		300	309
5.50%, 7/12/20 (c)		100	103
			412
Canada (0.6%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	830	860
3.75%, 6/1/19		260	276
			1,136

France (0.3%)
Credit Mutuel - CIC Home Loan SFH,
1.50%, 11/16/17 (c)	$200		198
France Government Bond OAT,
5.50%, 4/25/29	EUR	235	417
			615
Germany (0.9%)
Bundesrepublik Deutschland,
1.75%, 7/4/22	180		248
4.25%, 7/4/17 — 7/4/39	545		918
4.75%, 7/4/34	240		439
			1,605
Greece (1.8%)
Hellenic Republic Government Bond,
2.00%, 2/24/23 — 2/24/28 (d)	4,350		3,316

Ireland (0.3%)
Ireland Government Bond,
3.90%, 3/20/23	350		475

Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 9/1/20	400		550
4.50%, 3/1/19	400		568
5.50%, 11/1/22	610		892
			2,010
Japan (1.5%)
Japan Government Ten Year Bond,
1.10%, 3/20/21	JPY	90,000	957
Japan Government Thirty Year Bond,
1.70%, 6/20/33	170,000		1,769
			2,726
Kazakhstan (0.2%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21	$400		440

Korea, Republic of (0.1%)
Korea Development Bank (The),
3.88%, 5/4/17	200		213

Mexico (0.6%)
Mexican Bonos,
10.00%, 12/5/24	MXN	7,500	755
Petroleos Mexicanos,
4.88%, 1/24/22	$390		399
			1,154
Netherlands (0.4%)
Netherlands Government Bond,
4.00%, 7/15/19 (c)	EUR	510	794

Norway (0.2%)
Norway Government Bond,
3.75%, 5/25/21	NOK	1,750	314

Poland (0.7%)
Poland Government Bond,
5.25%, 10/25/17	PLN	2,200	746
5.75%, 10/25/21	750		263
Poland Government International Bond,
5.00%, 3/23/22	$180		194
			1,203
Portugal (6.2%)
Portugal Obrigacoes do Tesouro OT,
3.35%, 10/15/15 (c)	EUR	1,214	1,587
3.60%, 10/15/14 (c)	3,343		4,518
4.95%, 10/25/23 (c)	2,291		2,709
5.65%, 2/15/24 (c)	2,162		2,656
			11,470
Qatar (0.1%)
Qatar Government International Bond,
4.00%, 1/20/15 (c)	$150		156

Russia (0.1%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	200		205

South Africa (0.1%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	1,600	159

Spain (0.6%)
Spain Government Bond,
4.40%, 10/31/23 (c)	EUR	50	68
5.85%, 1/31/22	390		593
Spain Government International Bond,
4.00%, 3/6/18 (c)	$500		510
			1,171
Supernational (0.8%)
European Union,
2.75%, 6/3/16	EUR	1,000	1,436

Sweden (0.2%)
Sweden Government Bond,
4.25%, 3/12/19	SEK	2,600	455

United Kingdom (0.7%)
United Kingdom Gilt,
4.25%, 6/7/32 — 9/7/39	GBP	700	1,287
Total Sovereign (Cost $33,701)			33,755

U.S. Treasury Securities (3.6%)
United States (3.6%)
U.S. Treasury Bond,
3.50%, 2/15/39	$1,000		981
U.S. Treasury Notes,
0.25%, 2/15/15	90		90
1.25%, 10/31/15	2,452		2,498
1.50%, 6/30/16	250		256
2.25%, 3/31/16	1,200		1,254
2.38%, 6/30/18	1,500		1,574
Total U.S. Treasury Securities (Cost $6,572)			6,653
Total Fixed Income Securities (Cost $58,471)			59,024

	Shares	Value (000)
Common Stocks (51.7%)
Australia (0.7%)
AGL Energy Ltd.	677	10
Alumina Ltd. (e)	6,719	6
Amcor Ltd.	2,089	20
AMP Ltd.	5,422	23
ASX Ltd.	375	12
Australia & New Zealand Banking Group Ltd.	4,134	119
BHP Billiton Ltd.	4,416	147
Brambles Ltd.	2,286	19
Coca-Cola Amatil Ltd.	403	5
Commonwealth Bank of Australia	1,913	127
CSL Ltd.	753	45
Echo Entertainment Group Ltd.	278	1
Fortescue Metals Group Ltd.	2,175	10
GPT Group REIT	5,677	18
Incitec Pivot Ltd.	3,137	8
Insurance Australia Group Ltd.	3,794	21
Leighton Holdings Ltd.	311	6
Macquarie Group Ltd.	562	25
National Australia Bank Ltd.	3,059	98
Newcrest Mining Ltd.	987	11
Orica Ltd.	817	15
Origin Energy Ltd.	1,806	24
QBE Insurance Group Ltd.	2,516	34
Rio Tinto Ltd.	594	34
Santos Ltd.	1,383	20
Shopping Centres Australasia Property Group REIT	320	1
Stockland REIT	6,079	22
Suncorp Group Ltd.	2,222	27
TABCORP Holdings Ltd.	279	1
Telstra Corp., Ltd.	5,482	25
Transurban Group	2,557	16
Treasury Wine Estates Ltd.	1,224	5
Wesfarmers Ltd.	1,319	51
Wesfarmers Ltd. (PPS)	205	8
Westfield Group REIT	3,501	36
Westfield Retail Trust REIT	3,570	10
Westpac Banking Corp.	3,768	115
Woodside Petroleum Ltd.	832	30
Woolworths Ltd.	1,601	52
		1,257
Austria (0.2%)
Erste Group Bank AG	537	17
Immofinanz AG (e)	955	4
OMV AG	3,174	157
Raiffeisen Bank International AG	3,260	107
Verbund AG, Class A	128	3
Voestalpine AG	3,622	173
		461
Belgium (0.2%)
Ageas	374	15

Anheuser-Busch InBev N.V.	895	89
Colruyt SA	121	7
Delhaize Group SA	3,753	237
Groupe Bruxelles Lambert SA	202	17
KBC Groep N.V.	151	7
Solvay SA, Class A	98	15
Umicore SA	216	10
		397
Bermuda (0.0%)
Brookfield Property Partners LP	40	1

Canada (0.9%)
Agnico-Eagle Mines Ltd.	200	5
Agrium, Inc.	200	17
Bank of Montreal	500	33
Bank of Nova Scotia	800	46
Barrick Gold Corp.	37,100	690
BCE, Inc.	1,000	43
Blackberry Ltd. (e)	500	4
Brookfield Asset Management, Inc., Class A	700	26
Cameco Corp.	500	9
Canadian Imperial Bank of Commerce	500	40
Canadian National Railway Co.	500	51
Canadian Natural Resources Ltd.	1,000	31
Canadian Pacific Railway Ltd.	200	25
Cenovus Energy, Inc.	800	24
Crescent Point Energy Corp.	300	11
Eldorado Gold Corp.	600	4
Enbridge, Inc.	900	38
Encana Corp.	900	16
Goldcorp, Inc.	800	21
Imperial Oil Ltd.	100	4
Kinross Gold Corp.	1,200	6
Magna International, Inc.	300	25
Manulife Financial Corp.	2,900	48
National Bank of Canada	200	17
Penn West Petroleum Ltd.	500	6
Potash Corp. of Saskatchewan, Inc.	900	28
Power Corp. of Canada	600	17
Rogers Communications, Inc., Class B	400	17
Royal Bank of Canada	1,200	77
Shoppers Drug Mart Corp.	500	29
Silver Wheaton Corp.	400	10
Sun Life Financial, Inc.	800	26
Suncor Energy, Inc.	1,600	57
Talisman Energy, Inc.	1,000	11
Teck Resources Ltd., Class B	500	13
Thomson Reuters Corp.	500	18
Toronto-Dominion Bank (The)	900	81
TransCanada Corp.	600	26
Yamana Gold, Inc.	900	9
		1,659
Chile (0.0%)
Antofagasta PLC	742	10

China (0.0%)
Wynn Macau Ltd. (f)	2,800	9

Denmark (0.1%)
AP Moeller - Maersk A/S	1	9

AP Moeller - Maersk A/S Series B	2	18
Danske Bank A/S (e)	684	15
DSV A/S	376	11
Novo Nordisk A/S Series B	815	138
Novozymes A/S Series B	330	12
Vestas Wind Systems A/S (e)	387	10
		213
Finland (0.4%)
Elisa Oyj	277	7
Fortum Oyj	651	15
Kesko Oyj, Class B	1,112	33
Kone Oyj, Class B	292	26
Metso Oyj	204	8
Neste Oil Oyj	6,235	138
Nokia Oyj (e)	5,675	37
Nokian Renkaat Oyj	240	12
Sampo, Class A	605	26
Stora Enso Oyj, Class R	28,868	245
UPM-Kymmene Oyj	19,907	276
Wartsila Oyj	291	13
		836
France (3.7%)
Aeroports de Paris (ADP)	55	6
Air Liquide SA	470	65
Alcatel-Lucent (e)	6,226	22
Alstom SA	8,932	318
AXA SA	16,162	375
BNP Paribas SA	1,979	134
Bouygues SA	8,879	324
Cap Gemini SA	333	20
Carrefour SA	744	26
Casino Guichard Perrachon SA	2,768	285
CGG (e)	292	7
Christian Dior SA	127	25
Cie de St-Gobain	696	34
Cie Generale des Etablissements Michelin Series B	364	40
CNP Assurances	4,429	80
Credit Agricole SA (e)	2,594	29
Danone SA	736	55
Electricite de France SA	10,777	341
Essilor International SA	303	33
European Aeronautic Defense and Space Co., N.V.	675	43
Fonciere Des Regions REIT	53	4
GDF Suez	14,241	358
Gecina SA REIT	37	5
Groupe Eurotunnel SA	949	9
Klepierre REIT	187	8
L’Oreal SA	420	72
Lafarge SA	345	24
Lagardere SCA	2,708	88
Legrand SA	195	11
LVMH Moet Hennessy Louis Vuitton SA	315	62
Orange SA	28,945	363
Pernod-Ricard SA	351	44
Peugeot SA (e)	24,528	403
Publicis Groupe SA	312	25
Renault SA	23,587	1,882
Safran SA	251	15
Sanofi	776	79
Schneider Electric SA	782	66

SES SA	614	18
Societe Generale SA	1,480	74
Sodexo	272	25
Suez Environnement Co.	8,446	137
Technip SA	158	19
Thales SA	156	9
Total SA	7,545	439
Unibail-Rodamco SE REIT	89	22
Vallourec SA	167	10
Veolia Environnement SA	18,561	317
Vinci SA	830	48
Vivendi SA	1,756	40
		6,938
Germany (2.2%)
Adidas AG	215	23
Allianz SE (Registered)	484	76
BASF SE	710	68
Bayer AG (Registered)	802	95
Bayerische Motoren Werke AG (Preference)	1,150	105
Commerzbank AG (e)	93	1
Continental AG	103	17
Daimler AG (Registered)	4,785	373
Deutsche Bank AG (Registered)	838	38
Deutsche Boerse AG	187	14
Deutsche Lufthansa AG (Registered) (e)	16,542	323
Deutsche Post AG (Registered)	738	25
Deutsche Telekom AG (Registered)	2,616	38
E.ON SE	18,791	334
Esprit Holdings Ltd. (f)	2,874	5
Fraport AG Frankfurt Airport Services Worldwide	43	3
Fresenius Medical Care AG & Co., KGaA	226	15
Fresenius SE & Co., KGaA	165	21
Hannover Rueckversicherung SE (Registered)	1,973	145
HeidelbergCement AG	75	6
Henkel AG & Co., KGaA	194	17
Henkel AG & Co., KGaA (Preference)	360	37
Hochtief AG	1,660	145
Infineon Technologies AG	1,553	16
K&S AG (Registered)	108	3
Lanxess AG	64	4
Linde AG	186	37
Merck KGaA	118	18
Metro AG	7,837	311
Muenchener Rueckversicherungs AG (Registered)	1,819	356
Osram Licht AG (e)	69	3
Porsche Automobil Holding SE (Preference)	3,786	331
QIAGEN N.V. (e)	570	12
RWE AG	9,821	334
RWE AG (Preference)	990	32
Salzgitter AG	88	4
SAP AG	960	71
Siemens AG (Registered)	696	84
ThyssenKrupp AG (e)	249	6
Volkswagen AG	1,119	254
Volkswagen AG (Preference)	1,491	351
		4,151
Greece (0.2%)
Aegean Airlines SA (e)	62	—	@
Alpha Bank AE (e)	30,070	23
Athens Water Supply & Sewage Co., SA (The)	229	3

Coca-Cola HBC AG (e)	1,150	34
Diagnostic & Therapeutic Center of Athens Hygeia SA (e)	728	—	@
Ellaktor SA (e)	1,494	5
Elval - Hellenic Aluminium Industry SA (e)	125	—	@
Folli Follie SA (e)	764	20
Fourlis Holdings SA (e)	456	2
Frigoglass SA (e)	223	2
GEK Terna Holding Real Estate Construction SA (e)	2,716	9
Hellenic Exchanges SA Holding Clearing Settlement and Registry	1,800	15
Hellenic Petroleum SA	752	8
Hellenic Telecommunications Organization SA (e)	5,995	63
Intracom Holdings SA (Registered) (e)	1,658	1
Intralot SA-Integrated Lottery Systems & Services	4,697	10
JUMBO SA (e)	860	11
Marfin Investment Group Holdings SA (e)	8,494	4
Metka SA	622	10
MLS Multimedia SA (e)	139	1
Motor Oil Hellas Corinth Refineries SA	977	10
Mytilineos Holdings SA (e)	1,645	11
National Bank of Greece SA (e)	8,087	33
OPAP SA	5,135	57
Piraeus Bank SA (e)	22,828	39
Piraeus Port Authority	76	2
Public Power Corp. SA	3,277	37
Sidenor Steel Products Manufacturing Co., SA (e)	544	1
Terna Energy SA (e)	570	2
Thessaloniki Port Authority SA	24	1
Titan Cement Co., SA (e)	1,360	34
Viohalco Hellenic Copper and Aluminum Industry SA (e)	765	5
		453
Hong Kong (0.2%)
Bank of East Asia Ltd.	3,240	14
BOC Hong Kong Holdings Ltd.	4,500	14
Cheung Kong Holdings Ltd.	2,000	31
CLP Holdings Ltd.	2,700	22
Hang Lung Group Ltd.	1,000	5
Hang Lung Properties Ltd.	4,000	14
Hang Seng Bank Ltd.	1,700	28
Henderson Land Development Co., Ltd.	2,464	15
Hong Kong & China Gas Co., Ltd.	5,841	14
Hong Kong Exchanges and Clearing Ltd.	1,327	21
Hutchison Whampoa Ltd.	3,000	36
Kerry Properties Ltd.	1,500	6
Link REIT (The)	2,754	13
MTR Corp., Ltd.	3,088	12
New World Development Co., Ltd.	4,895	7
Power Assets Holdings Ltd.	2,000	18
Sands China Ltd.	3,200	20
Sino Land Co., Ltd.	5,377	8
Sun Hung Kai Properties Ltd.	2,261	31
Swire Pacific Ltd., Class A	1,000	12
Swire Properties Ltd.	950	3
Wharf Holdings Ltd.	1,400	12
		356
Ireland (0.0%)
CRH PLC	832	20

Italy (1.7%)
Assicurazioni Generali SpA	1,305	26
Atlantia SpA	346	7

Banco Popolare SC (e)	1,972	3
Enel Green Power SpA	1,917	4
Enel SpA	87,320	335
Eni SpA	15,293	353
Exor SpA	4,582	172
Fiat SpA (e)	37,769	301
Finmeccanica SpA (e)	598	4
Intesa Sanpaolo SpA	332,892	688
Luxottica Group SpA	117	6
Mediobanca SpA	766	5
Prysmian SpA	198	5
Saipem SpA	257	6
Snam SpA	1,686	8
Telecom Italia SpA	559,758	435
Terna Rete Elettrica Nazionale SpA	1,572	7
UniCredit SpA	123,764	792
Unione di Banche Italiane SCPA	803	4
		3,161
Japan (1.9%)
Aeon Co., Ltd.	1,900	26
Aisin Seiki Co., Ltd.	400	17
Ajinomoto Co., Inc.	2,000	26
Asahi Glass Co., Ltd.	2,000	12
Asahi Group Holdings Ltd.	900	24
Asahi Kasei Corp.	3,000	23
Astellas Pharma, Inc.	500	26
Bank of Yokohama Ltd. (The)	5,000	29
Bridgestone Corp.	1,200	44
Canon, Inc.	1,300	42
Central Japan Railway Co.	234	30
Chubu Electric Power Co., Inc.	1,100	15
Chugoku Electric Power Co., Inc. (The)	700	11
Dai Nippon Printing Co., Ltd.	1,000	11
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	24
Daiichi Sankyo Co., Ltd.	1,000	18
Daikin Industries Ltd.	400	21
Daiwa House Industry Co., Ltd.	2,000	38
Daiwa Securities Group, Inc.	5,000	45
Denso Corp.	700	33
East Japan Railway Co.	500	43
Eisai Co., Ltd.	600	24
FANUC Corp.	300	50
Fast Retailing Co., Ltd.	100	38
FUJIFILM Holdings Corp.	1,000	24
Fujitsu Ltd. (e)	4,000	15
Hankyu Hanshin Holdings, Inc.	5,000	28
Hitachi Ltd.	5,000	33
Honda Motor Co., Ltd.	1,900	73
Hoya Corp.	900	21
Inpex Corp.	1,200	14
ITOCHU Corp.	2,200	27
Japan Tobacco, Inc.	1,246	45
JFE Holdings, Inc.	900	23
JX Holdings, Inc.	4,300	22
Kansai Electric Power Co., Inc. (The) (e)	1,200	15
Kao Corp.	700	22
KDDI Corp.	623	32
Keyence Corp.	200	76
Kintetsu Corp.	6,000	22
Kirin Holdings Co., Ltd.	2,000	29
Kobe Steel Ltd. (e)	8,000	15

Komatsu Ltd.	1,600	40
Konica Minolta, Inc.	1,500	13
Kubota Corp.	3,000	44
Kuraray Co., Ltd.	1,000	12
Kyocera Corp.	600	32
Kyushu Electric Power Co., Inc. (e)	800	11
LIXIL Group Corp.	1,100	23
Marubeni Corp.	3,000	24
Mitsubishi Chemical Holdings Corp.	3,500	16
Mitsubishi Corp.	1,800	37
Mitsubishi Electric Corp.	3,000	32
Mitsubishi Estate Co., Ltd.	2,000	59
Mitsubishi Heavy Industries Ltd.	7,000	40
Mitsui & Co., Ltd.	2,200	32
Mitsui Fudosan Co., Ltd.	2,000	68
Mitsui OSK Lines Ltd. (e)	3,000	14
Mizuho Financial Group, Inc.	28,900	63
MS&AD Insurance Group Holdings	1,100	29
Murata Manufacturing Co., Ltd.	300	23
NEC Corp.	8,000	19
NGK Insulators Ltd.	1,000	15
Nidec Corp.	200	17
Nikon Corp.	800	14
Nintendo Co., Ltd.	100	11
Nippon Building Fund, Inc. REIT	2	25
Nippon Steel Sumitomo Metal Corp.	10,000	34
Nippon Telegraph & Telephone Corp.	700	36
Nippon Yusen KK	3,000	10
Nissan Motor Co., Ltd.	3,000	30
Nitto Denko Corp.	300	20
NKSJ Holdings, Inc.	1,000	26
Nomura Holdings, Inc.	5,300	41
NTT DoCoMo, Inc.	2,100	34
Odakyu Electric Railway Co., Ltd.	3,000	30
Olympus Corp. (e)	500	15
Omron Corp.	700	25
Oriental Land Co., Ltd.	200	33
ORIX Corp.	1,710	28
Osaka Gas Co., Ltd.	5,000	21
Panasonic Corp.	2,800	27
Rakuten, Inc.	2,000	30
Ricoh Co., Ltd.	2,000	23
Rohm Co., Ltd.	300	12
Secom Co., Ltd.	500	31
Sekisui House Ltd.	2,000	27
Seven & I Holdings Co., Ltd.	1,200	44
Sharp Corp. (e)	2,000	7
Shikoku Electric Power Co., Inc. (e)	500	9
Shin-Etsu Chemical Co., Ltd.	500	31
Shionogi & Co., Ltd.	1,200	25
Shiseido Co., Ltd.	800	14
Shizuoka Bank Ltd. (The)	3,000	34
SMC Corp.	200	48
Softbank Corp.	1,100	76
Sony Corp.	1,300	28
Sumitomo Chemical Co., Ltd.	3,000	11
Sumitomo Corp.	1,900	26
Sumitomo Electric Industries Ltd.	1,200	17
Sumitomo Metal Mining Co., Ltd.	1,000	14
Sumitomo Mitsui Financial Group, Inc.	1,900	92
Sumitomo Mitsui Trust Holdings, Inc.	5,000	25
Sumitomo Realty & Development Co., Ltd.	1,000	48
Suzuki Motor Corp.	700	17

T&D Holdings, Inc.	1,700	21
Takeda Pharmaceutical Co., Ltd.	900	43
TDK Corp.	400	16
Terumo Corp.	500	26
Tohoku Electric Power Co., Inc. (e)	1,000	12
Tokio Marine Holdings, Inc.	1,100	36
Tokyo Electric Power Co., Inc. (e)	3,400	21
Tokyo Electron Ltd.	500	27
Tokyo Gas Co., Ltd.	4,000	22
Tokyu Corp.	3,000	22
Toray Industries, Inc.	3,000	20
Toshiba Corp.	5,000	23
Toyota Industries Corp.	800	35
Toyota Motor Corp.	3,400	218
West Japan Railway Co.	400	17
Yahoo! Japan Corp.	4,700	27
Yamada Denki Co., Ltd.	2,500	7
Yamato Holdings Co., Ltd.	400	9
		3,620
Kazakhstan (0.0%)
Kazakhmys PLC	553	2

Netherlands (0.4%)
Aegon N.V.	40,536	300
Akzo Nobel N.V.	388	26
ArcelorMittal	1,340	19
ASML Holding N.V.	509	50
CNH Industrial N.V. (e)	777	10
Corio N.V. REIT	116	5
Fugro N.V. CVA	96	6
Heineken N.V.	613	43
ING Groep N.V. CVA (e)	5,653	64
Koninklijke Ahold N.V.	1,733	30
Koninklijke KPN N.V. (e)	1,823	6
Koninklijke Philips N.V.	1,872	60
Koninklijke Vopak N.V.	116	7
PostNL N.V. (e)	656	3
TNT Express N.V.	586	5
Unilever N.V. CVA	1,953	76
		710
Norway (0.1%)
Aker Solutions ASA	246	3
DnB ASA	2,312	35
Kvaerner ASA	246	—	@
Norsk Hydro ASA	1,778	7
Orkla ASA	1,208	9
Renewable Energy Corp., ASA (e)	1,171	1
Statoil ASA	2,284	52
Subsea 7 SA	420	9
Telenor ASA	995	23
Veripos, Inc.	42	—	@
Yara International ASA	352	15
		154
Poland (0.1%)
Jeronimo Martins SGPS SA	6,130	126

Portugal (0.6%)
Altri SGPS SA	2,521	6

Banco BPI SA (e)	13,835	17
Banco Comercial Portugues SA (e)	590,265	77
Banco Espirito Santo SA (Registered) (e)	86,157	92
EDP - Energias de Portugal SA	81,750	299
Galp Energia SGPS SA	8,024	134
Mota-Engil SGPS SA	1,529	6
Portucel SA	1,950	7
Portugal Telecom SGPS SA (Registered)	78,938	356
Sonae	8,552	11
Sonaecom - SGPS SA	3,903	11
Zon Optimus SGPS SA	1,915	11
		1,027
South Africa (0.0%)
SABMiller PLC	1,566	80

Spain (1.0%)
Abertis Infraestructuras SA	497	10
Acciona SA	2,330	133
ACS Actividades de Construccion y Servicios SA	7,426	237
Amadeus IT Holding SA, Class A	300	11
Banco Bilbao Vizcaya Argentaria SA	6,136	69
Banco de Sabadell SA	7,254	18
Banco Popular Espanol SA (e)	1,018	6
Banco Santander SA	10,935	90
CaixaBank	1,387	6
Distribuidora Internacional de Alimentacion SA	947	8
EDP Renovaveis SA	8,703	45
Enagas SA	359	9
Ferrovial SA	526	9
Gas Natural SDG SA	15,767	330
Grifols SA	139	6
Grifols SA, Class B	19	1
Iberdrola SA	58,197	339
Inditex SA	281	43
International Consolidated Airlines Group SA (e)	1,797	10
Red Electrica Corp., SA	144	8
Repsol SA	13,940	347
Telefonica SA (e)	4,272	67
		1,802
Sweden (0.8%)
Alfa Laval AB	1,433	35
Assa Abloy AB, Class B	1,134	52
Atlas Copco AB, Class A	2,752	81
Atlas Copco AB, Class B	1,447	38
Boliden AB	904	13
Electrolux AB, Class B	644	17
Hennes & Mauritz AB, Class B	3,058	133
Hexagon AB, Class B	800	24
Husqvarna AB, Class B	486	3
Investment AB Kinnevik	376	13
Investor AB, Class B	1,472	45
Millicom International Cellular SA SDR	268	24
Nordea Bank AB	10,414	126
Ratos AB, Class B	242	2
Sandvik AB	3,965	55
Scania AB, Class B	1,119	24
Skandinaviska Enskilda Banken AB	7,682	81
Skanska AB, Class B	815	16
SKF AB, Class B	1,216	34
Svenska Cellulosa AB, Class B	1,952	49

Svenska Handelsbanken AB, Class A	2,527	108
Swedbank AB, Class A	1,753	41
Swedish Match AB	1,446	51
Tele2 AB, Class B	1,116	14
Telefonaktiebolaget LM Ericsson, Class B	10,055	134
TeliaSonera AB	14,846	114
Volvo AB, Class B	5,564	83
		1,410
Switzerland (2.2%)
ABB Ltd. (Registered) (e)	9,136	216
Actelion Ltd. (Registered) (e)	826	59
Adecco SA (Registered) (e)	856	61
Baloise Holding AG (Registered)	328	36
Cie Financiere Richemont SA (Registered)	1,741	174
Credit Suisse Group AG (Registered) (e)	4,492	138
GAM Holding AG (e)	1,136	21
Geberit AG (Registered)	272	73
Givaudan SA (Registered) (e)	43	63
Holcim Ltd. (Registered) (e)	803	60
Julius Baer Group Ltd. (e)	872	41
Kuehne & Nagel International AG (Registered)	257	34
Lonza Group AG (Registered) (e)	409	33
Nestle SA (Registered)	10,453	732
Novartis AG (Registered)	4,021	309
Roche Holding AG (Genusschein)	3,741	1,009
Schindler Holding AG	292	44
SGS SA (Registered)	41	98
Sonova Holding AG (Registered) (e)	429	53
Swatch Group AG (The)	117	75
Swiss Life Holding AG (Registered) (e)	132	25
Swiss Re AG (e)	487	40
Syngenta AG (Registered)	460	188
UBS AG (Registered) (e)	13,619	279
Zurich Insurance Group AG (e)	679	175
		4,036
United Kingdom (1.8%)
3i Group PLC	1,738	10
Admiral Group PLC	480	10
AMEC PLC	582	10
Anglo American PLC	1,690	42
ARM Holdings PLC	3,157	51
AstraZeneca PLC	1,076	56
Aviva PLC	5,013	32
BAE Systems PLC	6,470	48
Barclays PLC	23,072	99
BG Group PLC	3,869	74
BHP Billiton PLC	2,800	82
BP PLC	14,935	105
British American Tobacco PLC	2,329	124
British Land Co., PLC REIT	1,752	16
British Sky Broadcasting Group PLC	2,612	37
BT Group PLC	17,422	97
Burberry Group PLC	568	15
Cairn Energy PLC (e)	946	4
Capita PLC	1,466	24
Centrica PLC	8,109	49
Compass Group PLC	3,720	51
Diageo PLC	3,099	98
Experian PLC	2,008	38
G4S PLC	4,668	19

GlaxoSmithKline PLC	3,477	87
Glencore Xstrata PLC (e)	10,284	56
Hammerson PLC REIT	1,386	11
HSBC Holdings PLC	10,140	110
ICAP PLC	838	5
Imperial Tobacco Group PLC	1,426	53
Inmarsat PLC	301	3
Intu Properties PLC REIT	1,090	6
Investec PLC	1,018	7
Johnson Matthey PLC	336	15
Land Securities Group PLC REIT	1,495	22
Legal & General Group PLC	8,309	26
Lloyds Banking Group PLC (e)	34,284	41
Man Group PLC	2,954	4
Marks & Spencer Group PLC	1,874	15
National Grid PLC	4,893	58
Next PLC	430	36
Old Mutual PLC	6,806	21
Petrofac Ltd.	509	12
Prudential PLC	4,785	89
Randgold Resources Ltd.	113	8
Reckitt Benckiser Group PLC	1,043	76
Reed Elsevier PLC	2,457	33
Resolution Ltd.	2,787	14
Rexam PLC	1,350	11
Rio Tinto PLC	1,772	87
Rolls-Royce Holdings PLC (e)	4,300	78
Royal Bank of Scotland Group PLC (e)	4,230	25
Royal Dutch Shell PLC, Class A	3,884	128
Royal Dutch Shell PLC, Class B	3,112	108
RSA Insurance Group PLC	6,889	13
Schroders PLC	174	7
Segro PLC REIT	1,460	7
Severn Trent PLC	378	11
Shire PLC	1,488	60
Smith & Nephew PLC	2,021	25
Smiths Group PLC	786	18
SSE PLC	1,494	36
Standard Chartered PLC	1,916	46
Standard Life PLC	3,659	20
Tesco PLC	9,275	54
Tullow Oil PLC	1,414	23
Unilever PLC	1,624	63
United Utilities Group PLC	1,153	13
Vodafone Group PLC	82,398	291
Weir Group PLC (The)	345	13
WM Morrison Supermarkets PLC	3,846	17
Wolseley PLC	434	22
WPP PLC	4,284	88
		3,263
United States (32.3%)
3M Co.	5,029	601
Aaron’s, Inc.	549	15
Abbott Laboratories	6,982	232
AbbVie, Inc.	5,982	268
Accenture PLC, Class A	3,386	249
Actuant Corp., Class A	380	15
Acuity Brands, Inc.	163	15
Adobe Systems, Inc. (e)	1,174	61
ADT Corp. (The) (e)	13	1
Advance Auto Parts, Inc.	185	15

AES Corp.	374	5
Aetna, Inc.	485	31
AGCO Corp.	244	15
Agilent Technologies, Inc.	203	10
Alexion Pharmaceuticals, Inc. (e)	221	26
Allergan, Inc.	905	82
Alpha Natural Resources, Inc. (e)	109	1
Altera Corp.	401	15
Altria Group, Inc.	10,600	364
Amazon.com, Inc. (e)	1,783	557
Ameren Corp.	189	7
American Electric Power Co., Inc.	752	33
American Express Co.	19,374	1,463
American International Group, Inc.	9,900	481
American Tower Corp. REIT	658	49
Ameriprise Financial, Inc.	201	18
AmerisourceBergen Corp.	554	34
AMETEK, Inc.	321	15
Amgen, Inc.	3,368	377
Amphenol Corp., Class A	776	60
Anadarko Petroleum Corp.	4,969	462
Analog Devices, Inc.	152	7
Analogic Corp.	183	15
Annaly Capital Management, Inc. REIT	1,117	13
Apache Corp.	229	19
Apple, Inc.	3,755	1,790
Arctic Cat, Inc.	253	14
Arkansas Best Corp.	579	15
AT&T, Inc.	20,838	705
Automatic Data Processing, Inc.	511	37
Avery Dennison Corp.	471	20
Baker Hughes, Inc.	941	46
Balchem Corp.	284	15
BancorpSouth, Inc.	740	15
Bank of America Corp.	58,755	811
Bank of New York Mellon Corp. (The)	1,449	44
Baxter International, Inc.	4,558	299
BB&T Corp.	1,416	48
Becton Dickinson and Co.	463	46
Bed Bath & Beyond, Inc. (e)	491	38
Belden, Inc.	231	15
Berkshire Hathaway, Inc., Class B (e)	4,900	556
Biogen Idec, Inc. (e)	1,550	373
BlackRock, Inc.	1,549	419
Boeing Co. (The)	3,331	391
Boston Properties, Inc. REIT	158	17
Boston Scientific Corp. (e)	786	9
Bristol-Myers Squibb Co.	11,668	540
Broadcom Corp., Class A	437	11
Brunswick Corp.	380	15
C.H. Robinson Worldwide, Inc.	209	12
Cablevision Systems Corp.	688	12
Cabot Oil & Gas Corp.	404	15
Callaway Golf Co.	2,057	15
Cameron International Corp. (e)	80	5
Cantel Medical Corp.	512	16
Capital One Financial Corp.	201	14
Cardinal Health, Inc.	164	9
CareFusion Corp. (e)	496	18
Carnival Corp.	2	—	@
Cash America International, Inc.	325	15
Caterpillar, Inc.	4,632	386
Cathay General Bancorp	648	15

CBS Corp., Class B	1,111	61
Celgene Corp. (e)	2,122	327
CenterPoint Energy, Inc.	158	4
CenturyLink, Inc.	1,108	35
Cerner Corp. (e)	970	51
CF Industries Holdings, Inc.	7	1
Charles Schwab Corp. (The)	2,357	50
Chesapeake Energy Corp.	223	6
Chevron Corp.	8,632	1,049
Chipotle Mexican Grill, Inc. (e)	40	17
Cigna Corp.	682	52
Cimarex Energy Co.	158	15
Cintas Corp.	169	9
CIRCOR International, Inc.	236	15
Cisco Systems, Inc.	24,577	576
CIT Group, Inc. (e)	544	27
Citigroup, Inc.	16,269	789
Citrix Systems, Inc. (e)	433	31
Cliffs Natural Resources, Inc.	15	—	@
CME Group, Inc.	191	14
Coach, Inc.	522	28
Coca-Cola Co. (The)	4,777	181
Coca-Cola Enterprises, Inc.	102	4
Cognizant Technology Solutions Corp., Class A (e)	463	38
Colgate-Palmolive Co.	13,504	801
Comcast Corp., Class A	12,088	546
Comcast Corp. Special Class A	1,006	44
Comerica, Inc.	201	8
Concho Resources, Inc. (e)	109	12
ConocoPhillips	8,657	602
CONSOL Energy, Inc.	514	17
Consolidated Edison, Inc.	516	28
Cooper Cos., Inc. (The)	116	15
Costco Wholesale Corp.	3,209	369
Covidien PLC	213	13
CR Bard, Inc.	238	27
Crown Castle International Corp. (e)	735	54
CST Brands, Inc.	71	2
CSX Corp.	1,050	27
Cubic Corp.	279	15
Cummins, Inc.	9	1
CVS Caremark Corp.	14,348	814
Cytec Industries, Inc.	190	15
Danaher Corp.	7,147	495
DaVita HealthCare Partners, Inc. (e)	382	22
Deere & Co.	22	2
Dell, Inc.	1,816	25
Deltic Timber Corp.	129	8
DENTSPLY International, Inc.	338	15
Devon Energy Corp.	556	32
DIRECTV, Class A (e)	712	43
Discover Financial Services	705	36
Discovery Communications, Inc., Class A (e)	705	60
Discovery Communications, Inc., Class C (e)	705	55
Dominion Resources, Inc.	554	35
Dow Chemical Co. (The)	8,100	311
DTE Energy Co.	463	31
Duke Energy Corp.	3,855	257
Dun & Bradstreet Corp. (The)	144	15
Eagle Materials, Inc.	206	15
Eaton Corp., PLC	27	2
eBay, Inc. (e)	8,059	450
Ecolab, Inc.	29	3

Edison International	548	25
Edwards Lifesciences Corp. (e)	147	10
EI du Pont de Nemours & Co.	5,900	346
Eli Lilly & Co.	5,232	263
EMC Corp.	18,415	471
EMCOR Group, Inc.	373	15
Emerson Electric Co.	4,834	313
Encore Wire Corp.	245	10
Ensign Group, Inc. (The)	357	15
Entergy Corp.	465	29
EOG Resources, Inc.	691	117
EQT Corp.	164	15
Equity Residential REIT	537	29
Estee Lauder Cos., Inc. (The), Class A	568	40
Exelon Corp.	999	30
Express Scripts Holding Co. (e)	3,260	201
Exxon Mobil Corp.	17,974	1,546
Facebook, Inc., Class A (e)	6,500	327
Fair Isaac Corp.	270	15
Fastenal Co.	14	1
FedEx Corp.	648	74
FEI Co.	169	15
Fifth Third Bancorp	2,065	37
Financial Engines, Inc.	242	14
FirstEnergy Corp.	491	18
Fluor Corp.	41	3
FMC Technologies, Inc. (e)	89	5
Ford Motor Co.	24,294	410
Franklin Resources, Inc.	501	25
Freeport-McMoRan Copper & Gold, Inc.	42,600	1,409
Frontier Communications Corp.	723	3
General Dynamics Corp.	66	6
General Electric Co.	26,708	638
General Growth Properties, Inc. REIT	1,505	29
General Mills, Inc.	1,146	55
Gilead Sciences, Inc. (e)	5,673	356
Global Payments, Inc.	299	15
Goldman Sachs Group, Inc. (The)	2,625	415
Google, Inc., Class A (e)	958	839
Halliburton Co.	39,930	1,923
HCP, Inc. REIT	398	16
Health Care, Inc. REIT	537	33
Heartland Express, Inc.	1,061	15
Heartland Payment Systems, Inc.	379	15
Henry Schein, Inc. (e)	149	15
Hershey Co. (The)	149	14
Hess Corp.	398	31
Hewlett-Packard Co.	5,706	120
Home Depot, Inc.	8,100	614
Honeywell International, Inc.	7,641	635
Hudson City Bancorp, Inc.	170	2
Humana, Inc.	118	11
Huntington Ingalls Industries, Inc.	220	15
Illinois Tool Works, Inc.	26	2
Intel Corp.	14,463	331
IntercontinentalExchange, Inc. (e)	115	21
Interface, Inc.	776	15
International Business Machines Corp.	4,346	805
International Speedway Corp., Class A	456	15
Interpublic Group of Cos., Inc. (The)	1,560	27
Intuit, Inc.	505	33
Intuitive Surgical, Inc. (e)	43	16
Invacare Corp.	775	13

Invesco Ltd.	952	30
Iron Mountain, Inc.	561	15
Johnson & Johnson	12,620	1,094
Johnson Controls, Inc.	688	29
Jones Lang LaSalle, Inc.	172	15
Joy Global, Inc.	41	2
JPMorgan Chase & Co.	22,838	1,180
Juniper Networks, Inc. (e)	1,398	28
KB Home	835	15
Kellogg Co.	703	41
KeyCorp	1,279	15
Kimberly-Clark Corp.	3,700	349
Kimco Realty Corp. REIT	926	19
Kohl’s Corp.	482	25
Kraft Foods Group, Inc.	86	5
Kroger Co. (The)	1,160	47
L Brands, Inc.	550	34
La-Z-Boy, Inc.	653	15
Laboratory Corp. of America Holdings (e)	155	15
Las Vegas Sands Corp.	147	10
Lennar Corp., Class A	412	15
Li & Fung Ltd. (f)	8,000	12
Liberty Global PLC, Class A (e)	439	35
Liberty Global PLC Series C (e)	580	44
Liberty Property Trust REIT	542	19
Lindsay Corp.	169	14
Lithia Motors, Inc., Class A	208	15
Lockheed Martin Corp.	14	2
Loews Corp.	314	15
Lowe’s Cos., Inc.	8,642	411
M&T Bank Corp.	181	20
Macerich Co. (The) REIT	537	30
Mallinckrodt PLC (e)	26	1
Manpowergroup, Inc.	99	7
Marathon Oil Corp.	586	20
Marathon Petroleum Corp.	519	33
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	1,013	682
MAXIMUS, Inc.	337	15
McDonald’s Corp.	4,974	479
McGraw Hill Financial, Inc.	596	39
McKesson Corp.	598	77
Mead Johnson Nutrition Co.	235	17
Medtronic, Inc.	8,745	466
Merck & Co., Inc.	9,722	463
Microsoft Corp.	29,514	983
Minerals Technologies, Inc.	305	15
Mondelez International, Inc., Class A	3,324	104
Monsanto Co.	1,248	130
Mosaic Co. (The)	26	1
Movado Group, Inc.	341	15
Murphy Oil Corp.	516	31
Murphy USA, Inc. (e)	129	5
NASDAQ OMX Group, Inc. (The)	170	5
National Oilwell Varco, Inc.	697	54
NetApp, Inc.	1,214	52
New York Community Bancorp, Inc.	170	3
Newfield Exploration Co. (e)	534	15
Newmont Mining Corp.	31,444	884
News Corp., Class A (e)	1,494	24
News Corp., Class B (e)	256	4
NextEra Energy, Inc.	499	40
NII Holdings, Inc. (e)	90	1

NIKE, Inc., Class B	7,802	567
Noble Corp.	201	8
Noble Energy, Inc.	456	31
Nordstrom, Inc.	124	7
Norfolk Southern Corp.	987	76
Northrop Grumman Corp.	17	2
O’Reilly Automotive, Inc. (e)	229	29
Occidental Petroleum Corp.	4,303	402
OfficeMax, Inc.	1,212	15
Olympic Steel, Inc.	161	4
Omnicom Group, Inc.	459	29
ONEOK, Inc.	508	27
Oracle Corp.	18,007	597
PACCAR, Inc.	20	1
Peabody Energy Corp.	703	12
Pentair Ltd.	6	—	@
People’s United Financial, Inc.	170	2
PepsiCo, Inc.	6,894	548
Perrigo Co.	119	15
Pfizer, Inc.	21,112	606
PG&E Corp.	544	22
Philip Morris International, Inc.	6,254	542
Phillips 66	3,037	176
Pioneer Natural Resources Co.	562	106
Pitney Bowes, Inc.	184	3
Plum Creek Timber Co., Inc. REIT	542	25
PNC Financial Services Group, Inc. (The)	2,410	175
Power Integrations, Inc.	263	14
PPL Corp.	571	17
Praxair, Inc.	26	3
Precision Castparts Corp.	69	16
Priceline.com, Inc. (e)	48	49
PrivateBancorp, Inc.	695	15
Procter & Gamble Co. (The)	12,973	981
ProLogis, Inc. REIT	397	15
Public Service Enterprise Group, Inc.	671	22
Public Storage REIT	151	24
PVH Corp.	120	14
QEP Resources, Inc.	529	15
Qualcomm, Inc.	12,076	813
Quest Diagnostics, Inc.	232	14
Range Resources Corp.	322	24
Rayonier, Inc. REIT	560	31
Raytheon Co.	20	2
Regions Financial Corp.	1,787	17
Republic Services, Inc.	596	20
Robert Half International, Inc.	201	8
Rockwell Automation, Inc.	9	1
Roper Industries, Inc.	110	15
Ross Stores, Inc.	516	38
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Ryland Group, Inc. (The)	360	15
Salesforce.com, Inc. (e)	549	28
SanDisk Corp.	482	29
Schlumberger Ltd.	6,119	541
Scripps Networks Interactive, Inc., Class A	143	11
Sempra Energy	531	45
Simon Property Group, Inc. REIT	1,788	265
SM Energy Co.	194	15
Sonic Automotive, Inc., Class A	625	15
Southern Co. (The)	666	27
Southwestern Energy Co. (e)	672	24

Spectra Energy Corp.	1,005	34
Sprint Corp. (e)	3,916	24
St. Jude Medical, Inc.	544	29
Standex International Corp.	251	15
Staples, Inc.	425	6
Starbucks Corp.	4,997	385
State Street Corp.	532	35
Stericycle, Inc. (e)	235	27
Stewart Information Services Corp.	469	15
Stryker Corp.	505	34
SunTrust Banks, Inc.	631	20
Symantec Corp.	918	23
Sysco Corp.	1,098	35
T. Rowe Price Group, Inc.	462	33
Target Corp.	4,647	297
TE Connectivity Ltd.	167	9
Tenaris SA	473	11
Texas Instruments, Inc.	13,624	549
Textron, Inc.	524	14
Thermo Fisher Scientific, Inc.	746	69
Time Warner Cable, Inc.	548	61
Time Warner, Inc.	2,856	188
Titan International, Inc.	1,014	15
TJX Cos., Inc.	2,369	134
Triumph Group, Inc.	209	15
Twenty-First Century Fox, Inc.	7,457	250
Tyco International Ltd.	27	1
Tyson Foods, Inc., Class A	505	14
Ultra Petroleum Corp. (e)	130	3
UniFirst Corp.	145	15
Union Pacific Corp.	3,856	599
United Parcel Service, Inc., Class B	9,270	847
United Technologies Corp.	14,144	1,525
UnitedHealth Group, Inc.	7,891	565
Universal Health Services, Inc., Class B	203	15
US Bancorp	6,259	229
UTi Worldwide, Inc.	965	15
Valero Energy Corp.	746	25
Valmont Industries, Inc.	100	14
Varian Medical Systems, Inc. (e)	457	34
Ventas, Inc. REIT	537	33
Verisk Analytics, Inc., Class A (e)	152	10
Verizon Communications, Inc.	8,902	415
VF Corp.	106	21
Viacom, Inc., Class B	473	40
Visa, Inc., Class A	3,270	625
Vornado Realty Trust REIT	118	10
Vulcan Materials Co.	288	15
Wabtec Corp.	235	15
Wal-Mart Stores, Inc.	14,192	1,050
Walgreen Co.	1,405	76
Walt Disney Co. (The)	8,682	560
Waste Management, Inc.	610	25
Weatherford International Ltd. (e)	1,834	28
WellPoint, Inc.	522	44
Wells Fargo & Co.	16,801	694
Western Union Co. (The)	80	1
Weyerhaeuser Co. REIT	936	27
Whole Foods Market, Inc.	1,201	70
Williams Cos., Inc. (The)	1,263	46
Wintrust Financial Corp.	364	15
Wisconsin Energy Corp.	199	8
World Fuel Services Corp.	406	15

WPX Energy, Inc. (e)	374	7
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	16
Xcel Energy, Inc.	476	13
Xerox Corp.	2,250	23
Xylem, Inc.	121	3
Yahoo!, Inc. (e)	1,406	47
Yum! Brands, Inc.	592	42
Zimmer Holdings, Inc.	235	19
Zions Bancorporation	537	15
Zoetis, Inc.	5,188	161
		59,984
Total Common Stocks (Cost $87,315)		96,136

	No. of Rights
Rights (0.0%)
Norway (0.0%)
Renewable Energy (Norway) (e)(g)	20	—	@

Spain (0.0%)
Abertis Infraestructuras SA (Spain) (e)	497	—	@
BBVA (Spain) (e)	6,136	1
		1
United Kingdom (0.0%)
Barclays PLC (United Kingdom) (e)	5,768	8
Total Rights (Cost $1)		9

	Shares	Value (000)
Investment Companies (4.8%)
United States (4.8%)
iShares MSCI Emerging Markets Index Fund	7,100	289
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (h)	107,682	2,685
SPDR S&P 500 ETF Trust	35,000	5,883
Total Investment Companies (Cost $8,257)		8,857

Short-Term Investments (10.2%)
Investment Company (10.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $18,619)	18,619,000	18,619

	Face Amount (000)
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills,
0.00%(j), 1/30/14 (k)(l)	$80	80
0.06%, 1/30/14 (k)(l)	310	310
0.07%, 1/30/14 (k)(l)	30	30
Total Short-Term Investments (Cost $19,039)		19,039
Total Investments (98.6%) (Cost $173,083) (m)(n)+		183,065
Other Assets in Excess of Liabilities (1.4%)		2,625
Net Assets (100.0%)		$185,690

(a)                                 Security is subject to delayed delivery.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2013.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.

(e)                                  Non-income producing security.

(f)                                   Security trades on the Hong Kong exchange.

(g)                                  At September 30, 2013, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)                                 For the nine months ended September 30, 2013, the cost of purchases in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, Investment Company, and its affiliated broker- dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $36,000.

(i)                                     The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)                                    Amount is less than 0.05%.

(k)                                 Rate shown is the yield to maturity at September 30, 2013.

(l)                                     All or a portion of the security was pledged to cover margin requirements for swap agreements.

(m)                             Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(n)                                 The approximate fair value and percentage of net assets, $34,483,000 and 18.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

@                                    Value is less than $500.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $173,083,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $9,982,000 of which approximately $13,878,073 related to appreciated securities and approximately $3,896,073 related to depreciated securities.

CVA                     Certificaten Van Aandelen.

MTN                   Medium Term Note.

OAT                      Obligations Assimilables du Trésor (French Treasury Obligation).

PPS                           Price Protected Shares.

REIT                  Real Estate Investment Trust.

SDR                       Swedish Depositary Receipt.

SPDR                Standard & Poor’s Depository Receipt.

TBA                      To Be Announced.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	GBP	703	$1,138	10/4/13	USD	1,138	$1,138	$—	@
HSBC Bank PLC	JPY	512,621	5,216	10/4/13	USD	5,216	5,216	—	@
HSBC Bank PLC	NOK	1,440	240	10/4/13	EUR	178	241	1
HSBC Bank PLC	SEK	4,116	641	10/4/13	USD	621	621	(20)
HSBC Bank PLC	USD	485	485	10/4/13	AUD	519	485	(—@	)
HSBC Bank PLC	USD	278	278	10/4/13	CAD	287	278	(—@	)
HSBC Bank PLC	USD	1,075	1,075	10/4/13	GBP	695	1,125	50
HSBC Bank PLC	USD	222	222	10/4/13	NOK	1,361	226	4
HSBC Bank PLC	USD	640	640	10/4/13	SEK	4,116	640	—	@
JPMorgan Chase Bank	AUD	519	485	10/4/13	USD	463	463	(22)
JPMorgan Chase Bank	CAD	287	278	10/4/13	USD	272	272	(6)
JPMorgan Chase Bank	MXN	8,405	642	10/4/13	USD	628	628	(14)
JPMorgan Chase Bank	PLN	3,683	1,179	10/4/13	USD	1,137	1,137	(42)
JPMorgan Chase Bank	USD	2,888	2,888	10/4/13	EUR	2,187	2,958	70
JPMorgan Chase Bank	USD	13	13	10/4/13	EUR	10	13	—	@
JPMorgan Chase Bank	USD	13	13	10/4/13	GBP	8	13	—	@
JPMorgan Chase Bank	USD	640	640	10/4/13	MXN	8,405	642	2
JPMorgan Chase Bank	USD	63	63	10/4/13	NZD	81	68	5
JPMorgan Chase Bank	USD	211	211	10/4/13	PLN	669	215	4
JPMorgan Chase Bank	ZAR	1,061	106	10/4/13	USD	103	103	(3)
UBS AG	CHF	158	175	10/4/13	USD	175	175	(—@	)
UBS AG	EUR	2,212	2,993	10/4/13	USD	2,993	2,993	(—@	)
UBS AG	KRW	544,466	506	10/4/13	USD	506	506	(—@	)
UBS AG	MYR	324	100	10/4/13	USD	100	100	—	@
UBS AG	THB	4,054	129	10/4/13	USD	129	129	(—@	)
UBS AG	USD	170	170	10/4/13	CHF	158	175	5
UBS AG	USD	21	21	10/4/13	EUR	16	22	1
UBS AG	USD	5,221	5,221	10/4/13	JPY	512,621	5,215	(6)
UBS AG	USD	489	489	10/4/13	KRW	544,466	507	18
UBS AG	USD	98	98	10/4/13	MYR	324	100	2
UBS AG	USD	125	125	10/4/13	THB	4,054	129	4
UBS AG	USD	105	105	10/4/13	ZAR	1,061	105	—	@
Wells Fargo Bank	EUR	177	239	10/4/13	NOK	1,440	239	—	@
Wells Fargo Bank	NOK	1,361	226	10/4/13	USD	226	226	(—@	)
Wells Fargo Bank	NZD	81	68	10/4/13	USD	68	68	—	@
Wells Fargo Bank	USD	965	965	10/4/13	PLN	3,014	965	—	@
Bank of America NA	CAD	1,826	1,772	10/17/13	USD	1,773	1,773	1
Bank of America NA	USD	1,291	1,291	10/17/13	CAD	1,322	1,283	(8)

Bank of New York Mellon	AUD	1,339	1,247	10/17/13	USD	1,250	1,250	3
Bank of New York Mellon	HKD	6,589	850	10/17/13	USD	850	850	— @
Bank of New York Mellon	USD	1,806	1,806	10/17/13	HKD	14,006	1,806	(—@ )
Commonwealth Bank of Australia	AUD	1,713	1,597	10/17/13	USD	1,600	1,600	3
Commonwealth Bank of Australia	USD	1,952	1,952	10/17/13	AUD	2,059	1,920	(32)
Commonwealth Bank of Australia	USD	3,261	3,261	10/17/13	AUD	3,437	3,203	(58)
Deutsche Bank AG London	EUR	1,168	1,581	10/17/13	USD	1,579	1,579	(2)
Deutsche Bank AG London	EUR	13,635	18,447	10/17/13	USD	18,207	18,207	(240)
Deutsche Bank AG London	EUR	301	407	10/17/13	USD	408	408	1
Deutsche Bank AG London	INR	17,197	273	10/17/13	USD	268	268	(5)
Deutsche Bank AG London	USD	522	522	10/17/13	DKK	2,914	529	7
Deutsche Bank AG London	USD	270	270	10/17/13	EUR	200	270	— @
Deutsche Bank AG London	USD	1,102	1,102	10/17/13	SEK	7,135	1,108	6
Deutsche Bank AG London	USD	365	365	10/17/13	SEK	2,345	365	(—@ )
Deutsche Bank AG London	USD	539	539	10/17/13	SGD	679	542	3
Goldman Sachs International	USD	248	248	10/17/13	JPY	24,609	251	3
JPMorgan Chase Bank	NOK	914	152	10/17/13	USD	155	155	3
Royal Bank of Scotland	CLP	4,224,878	8,353	10/17/13	USD	8,367	8,367	14
Royal Bank of Scotland	MXN	1,098	84	10/17/13	USD	85	85	1
Royal Bank of Scotland	USD	1,129	1,129	10/17/13	CLP	570,358	1,127	(2)
Royal Bank of Scotland	USD	3,449	3,449	10/17/13	CLP	1,717,827	3,397	(52)
State Street Bank and Trust Co.	SEK	5,359	834	10/17/13	USD	828	828	(6)
State Street Bank and Trust Co.	USD	1,786	1,786	10/17/13	CHF	1,657	1,832	46
UBS AG	CHF	110	121	10/17/13	USD	118	118	(3)
UBS AG	KRW	143,920	134	10/17/13	USD	133	133	(1)
UBS AG	SEK	862	134	10/17/13	USD	133	133	(1)
UBS AG	USD	200	200	10/17/13	AUD	212	198	(2)
UBS AG	USD	4,258	4,258	10/17/13	CAD	4,351	4,222	(36)
UBS AG	USD	770	770	10/17/13	CLP	388,689	769	(1)
UBS AG	USD	3,069	3,069	10/17/13	CLP	1,548,004	3,060	(9)
UBS AG	USD	401	401	10/17/13	EUR	297	401	— @
UBS AG	USD	8,734	8,734	10/17/13	GBP	5,493	8,892	158
UBS AG	USD	274	274	10/17/13	GBP	171	277	3
UBS AG	USD	6,940	6,940	10/17/13	JPY	689,348	7,014	74
UBS AG	USD	196	196	10/17/13	SGD	247	197	1

HSBC Bank PLC	AUD	519	484	11/5/13	USD	484	484	—	@
HSBC Bank PLC	CAD	287	278	11/5/13	USD	278	278	—	@
HSBC Bank PLC	SEK	4,116	640	11/5/13	USD	640	640	(—@	)
HSBC Bank PLC	USD	1,138	1,138	11/5/13	GBP	703	1,138	(—@	)
HSBC Bank PLC	USD	5,217	5,217	11/5/13	JPY	512,621	5,217	(—@	)
JPMorgan Chase Bank	MXN	8,405	640	11/5/13	USD	638	638	(2)
UBS AG	USD	175	175	11/5/13	CHF	158	175	—	@
UBS AG	USD	2,993	2,993	11/5/13	EUR	2,212	2,993	—	@
UBS AG	USD	505	505	11/5/13	KRW	544,466	505	—	@
UBS AG	USD	129	129	11/5/13	THB	4,054	129	—	@
UBS AG	ZAR	1,061	105	11/5/13	USD	105	105	(—@	)
Wells Fargo Bank	AUD	519	483	11/5/13	USD	484	484	1
Wells Fargo Bank	NOK	1,440	239	11/5/13	EUR	177	239	(—@	)
Wells Fargo Bank	PLN	3,014	963	11/5/13	USD	963	963	(—@	)
Wells Fargo Bank	USD	484	484	11/5/13	AUD	519	483	(1)
Wells Fargo Bank	USD	226	226	11/5/13	NOK	1,361	226	—	@
Wells Fargo Bank	USD	68	68	11/5/13	NZD	81	68	(—@	)
UBS AG	USD	100	100	11/6/13	MYR	324	100	(—@	)
UBS AG	RUB	254,625	7,713	1/16/14	USD	7,633	7,633	(80)
UBS AG	USD	7,567	7,567	1/16/14	RUB	254,625	7,714	147
Bank of America NA	RUB	8,974	270	2/20/14	USD	262	262	(8)
Bank of America NA	USD	7,911	7,911	2/20/14	RUB	263,599	7,944	33
UBS AG	RUB	254,625	7,675	2/20/14	USD	7,525	7,525	(150)
Bank of America NA	RUB	263,599	7,912	3/20/14	USD	7,876	7,876	(36)
Bank of America NA	USD	2,646	2,646	3/20/14	RUB	87,871	2,638	(8)
Bank of America NA	USD	1,294	1,294	3/20/14	RUB	43,057	1,293	(1)
Bank of America NA	USD	3,918	3,918	3/20/14	RUB	130,154	3,907	(11)
Bank of America NA	USD	324	324	3/20/14	RUB	10,785	324	—	@
			$168,728				$168,534	$(194)

Futures Contracts:
The Portfolio had the following futures contracts open at September 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
ASX Spi 200 Index (Australia)	17	$2,071	Dec-13	$(14)
CAC 40 Index (France)	1	56	Oct-13	1
DAX Index (Germany)	1	290	Dec-13	(1)
Euro Stoxx 50 Index (Germany)	334	13,009	Dec-13	73
FTSE 100 Index (United Kingdom)	60	6,245	Dec-13	(140)
FTSE MIB Index (Italy)	6	707	Dec-13	(10)
Hang Seng Index (Hong Kong)	6	885	Oct-13	(10)
IBEX 35 Index (Spain)	8	989	Oct-13	24

MSCI Emerging Market E Mini (United States)	188	9,237	Dec-13	(232)
NIKKEI 225 Index (United States)	77	5,693	Dec-13	67
S&P TSE 60 Index (Canada)	19	2,695	Dec-13	(13)
SGX MSCI Singapore (Singapore)	12	692	Oct-13	(10)
U.S. Treasury 10 yr. Note (United States)	172	21,739	Dec-13	376
U.S. Treasury 2 yr. Note (United States)	29	6,388	Dec-13	15
U.S. Treasury 30 yr. Bond (United States)	3	400	Dec-13	5
U.S. Treasury Ultra Long Bond (United States)	50	7,105	Dec-13	159
UK Long Gilt Bond (United Kingdom)	1	179	Dec-13	2
Short:
German Euro Bund (Germany)	118	(22,429)	Dec-13	(303)
S&P 500 E MINI Index (United States)	115	(9,627)	Dec-13	65
U.S. Treasury 10 yr. Note (United States)	18	(2,275)	Dec-13	(33)
U.S. Treasury 5 yr. Note (United States)	16	(1,937)	Dec-13	(22)
				$(1)

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at September 30, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.04%	2/13/23		$680	$35
Barclays Bank	3 Month NZBBR	Pay	4.12	7/27/16	NZD	12,840	(53)
Barclays Bank	3 Month LIBOR	Receive	2.04	2/13/23		$460	24
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23		1,380	66
Goldman Sachs	3 Month LIBOR	Receive	2.80	5/1/43		540	82
Goldman Sachs	3 Month LIBOR	Receive	2.90	5/13/43		600	81
JPMorgan Chase	3 Month LIBOR	Receive	2.06	2/6/23		660	33
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.48	8/1/15		5,961	(8)
							$260

Total Return Swap Agreements:
The Portfolio had the following total return swap agreements open at September 30, 2013:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch Custom European Stock Index	8,321	3-Month EUR-EURIBOR-minus 0.23%	Pay	10/2/14	$187
Bank of America	Merrill Lynch U.S. Dividend Custom Basket	1,400	3-Month USD-LIBOR-minus 0.21%	Pay	10/3/14	9
Bank of America	Merrill Lynch U.S. REIT Custom Basket	2,720	3-Month USD-LIBOR-minus 0.10%	Pay	7/8/14	86

Bank of America	Merrill Lynch U.S. REIT Custom Basket	1,370	3-Month USD-LIBOR-minus 0.10%	Pay	7/11/14	49
Goldman Sachs	S&P 500 Retailing Industry Group Index	4,415	3-Month USD-LIBOR-minus 0.28%	Pay	8/21/14	(193)
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	4,982	3-Month USD-LIBOR-minus 0.22%	Pay	8/16/14	(57)
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	570	3-Month USD-LIBOR-minus 0.39%	Pay	8/16/14	(8)
						$73

@		Value is less than $500.
*		Centrally Cleared Swap Agreement.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
NZBBR		New Zealand Bank Bill Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (95.9%)
Advertising Agencies (1.0%)
Aimia, Inc. (Canada)	129,375	$2,255

Alternative Energy (1.4%)
Range Resources Corp.	27,603	2,095
Ultra Petroleum Corp. (a)	47,977	987
		3,082
Automobiles (2.9%)
Tesla Motors, Inc. (a)	32,853	6,354

Beverage: Soft Drinks (1.3%)
Monster Beverage Corp. (a)	52,146	2,725

Biotechnology (3.9%)
Illumina, Inc. (a)	103,469	8,363

Cable Television Services (1.0%)
Charter Communications, Inc., Class A (a)	16,810	2,265

Cement (2.0%)
Martin Marietta Materials, Inc.	43,672	4,287

Chemicals: Diversified (1.0%)
Rockwood Holdings, Inc.	31,784	2,126

Commercial Services (6.0%)
Gartner, Inc. (a)	91,020	5,461
Intertek Group PLC (United Kingdom)	100,207	5,360
MercadoLibre, Inc. (Brazil)	15,168	2,046
		12,867
Communications Technology (3.6%)
Mail.ru Group Ltd. GDR (Russia)	31,963	1,221
Motorola Solutions, Inc.	110,327	6,551
		7,772
Computer Services, Software & Systems (16.6%)
Akamai Technologies, Inc. (a)	122,262	6,321
IHS, Inc., Class A (a)	47,277	5,398
LinkedIn Corp., Class A (a)	23,417	5,762
NetSuite, Inc. (a)	20,816	2,247
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	47,446	3,948
ServiceNow, Inc. (a)	27,293	1,418
SINA Corp. (China) (a)	15,550	1,262
Solera Holdings, Inc.	113,776	6,015
Workday, Inc., Class A (a)	28,361	2,295
Zynga, Inc., Class A (a)	320,387	1,179
		35,845
Computer Technology (4.9%)
Dropbox, Inc. (a)(b)(c)
(acquisition cost - $1,380; acquired 5/1/12)	152,532	1,754
Yandex N.V., Class A (Russia) (a)	157,993	5,754

Youku Tudou, Inc. ADR (China) (a)	108,144	2,963
		10,471
Consumer Services: Miscellaneous (1.8%)
FleetCor Technologies, Inc. (a)	20,258	2,231
Qualicorp SA (Brazil) (a)	188,101	1,719
		3,950
Diversified Manufacturing Operations (0.9%)
Colfax Corp. (a)	35,772	2,021

Diversified Retail (5.6%)
Dollar Tree, Inc. (a)	95,739	5,473
Groupon, Inc. (a)	492,184	5,517
TripAdvisor, Inc. (a)	14,515	1,101
		12,091
Electronic Components (0.7%)
3D Systems Corp. (a)(d)	27,218	1,469

Electronic Entertainment (0.8%)
Splunk, Inc. (a)	27,586	1,656

Entertainment (1.0%)
Legend Pictures LLC Ltd. (a)(b)(c)
(acquisition cost - $1,604; acquired 3/8/12)	1,500	2,242

Financial Data & Systems (4.0%)
MSCI, Inc. (a)	136,178	5,483
Verisk Analytics, Inc., Class A (a)	46,876	3,045
		8,528
Foods (2.0%)
McCormick & Co., Inc.	67,848	4,390

Health Care Services (3.9%)
athenahealth, Inc. (a)	51,567	5,598
Stericycle, Inc. (a)	25,384	2,929
		8,527
Hotel/Motel (0.9%)
Wyndham Worldwide Corp.	30,624	1,867

Insurance: Property-Casualty (4.7%)
Arch Capital Group Ltd. (a)	84,453	4,571
Progressive Corp. (The)	204,943	5,581
		10,152
Medical Equipment (2.8%)
Intuitive Surgical, Inc. (a)	15,998	6,020

Personal Care (0.4%)
Sally Beauty Holdings, Inc. (a)	32,525	851

Pharmaceuticals (4.4%)
Endo Health Solutions, Inc. (a)	50,370	2,289
Ironwood Pharmaceuticals, Inc. (a)	108,420	1,285
Mead Johnson Nutrition Co.	81,234	6,032
		9,606

Publishing (1.4%)
Morningstar, Inc.	38,195	3,027

Recreational Vehicles & Boats (3.1%)
Edenred (France)	203,664	6,614

Restaurants (3.7%)
Dunkin’ Brands Group, Inc.	72,227	3,269
Panera Bread Co., Class A (a)	29,884	4,738
		8,007
Scientific Instruments: Pollution Control (1.3%)
Covanta Holding Corp.	135,633	2,900

Semiconductors & Components (1.3%)
First Solar, Inc. (a)	69,228	2,784

Specialty Retail (1.1%)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	20,163	2,409

Textiles Apparel & Shoes (3.2%)
Carter’s, Inc.	74,844	5,680
Under Armour, Inc., Class A (a)	14,296	1,136
		6,816
Utilities: Electrical (1.3%)
Brookfield Infrastructure Partners LP (Canada)	72,167	2,744
Total Common Stocks (Cost $150,784)		207,083

Preferred Stock (0.2%)
Computer Services, Software & Systems (0.2%)
Palantir Technologies, Inc. Series G (a)(b)(c)
(acquisition cost - $455; acquired 7/19/12) (Cost $455)	148,616	470

Convertible Preferred Stocks (0.1%)
Communications Technology (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c)
(acquisition cost - $787; acquired 12/2/11)	23,881	37

Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c)
(acquisition cost - $132; acquired 5/25/12)	14,641	168
Total Convertible Preferred Stocks (Cost $919)		205

Short-Term Investments (5.0%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Companies (0.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	1,007,050	1,007

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc. (0.06%, dated 9/30/13, due 10/1/13; proceeds $232; fully collateralized by a U.S. Government Obligation; 0.25% due 9/15/15; valued at $237)	$232	232

Merrill Lynch & Co., Inc. (0.03%, dated 9/30/13, due 10/1/13; proceeds $278; fully collateralized by a U.S. Government Obligation; 0.75% due 2/28/18; valued at $284)	278	278
		510
Total Securities held as Collateral on Loaned Securities (Cost $1,517)		1,517

	Shares
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $9,204)	9,204,013	9,204
Total Short-Term Investments (Cost $10,721)		10,721

Total Investments (101.2%) (Cost $162,879) Including $1,469 of Securities Loaned (f)+		218,479
Liabilities in Excess of Other Assets (-1.2%)		(2,575)
Net Assets (100.0%)		$215,904

(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2013 amounts to approximately $4,671,000 and represents 2.2% of net assets.

(c)

At September 30, 2013, the Portfolio held fair valued securities valued at approximately $4,671,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $1,469,000 and $1,524,000 respectively. The Portfolio received cash collateral of approximately $ 1,517,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash collateral of approximately $7,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $13,195,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $162,879,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $55,600,000 of which approximately $60,017,000 related to appreciated securities and approximately $4,417,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Apartments (17.9%)
American Campus Communities, Inc. REIT	81,960	$2,799
AvalonBay Communities, Inc. REIT	211,575	26,889
Camden Property Trust REIT	146,290	8,988
Equity Residential REIT	875,958	46,925
Essex Property Trust, Inc. REIT	15,540	2,295
		87,896
Diversified (9.0%)
American Homes 4 Rent REIT (a)	36,220	585
Cousins Properties, Inc. REIT	348,293	3,584
Digital Realty Trust, Inc. REIT	25,214	1,339
Forest City Enterprises, Inc., Class A (a)	366,813	6,948
Lexington Realty Trust REIT	33,050	371
Vornado Realty Trust REIT	365,014	30,683
Winthrop Realty Trust REIT	80,390	896
		44,406
Health Care (10.5%)
HCP, Inc. REIT	586,383	24,012
Health Care, Inc. REIT	77,940	4,862
Healthcare Realty Trust, Inc. REIT	272,244	6,292
Senior Housing Properties Trust REIT	237,055	5,533
Ventas, Inc. REIT	178,440	10,974
		51,673
Industrial (5.5%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	4,987
DCT Industrial Trust, Inc. REIT	824,561	5,929
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	6,833
ProLogis, Inc. REIT	230,930	8,687
Rexford Industrial Realty, Inc. (a)	50,600	684
Terreno Realty Corp. REIT	4,128	73
		27,193
Lodging/Resorts (9.2%)
Ashford Hospitality Trust, Inc. REIT	236,150	2,914
Host Hotels & Resorts, Inc. REIT	1,934,232	34,178
Starwood Hotels & Resorts Worldwide, Inc.	124,212	8,254
		45,346
Manufactured Homes (1.4%)
Equity Lifestyle Properties, Inc. REIT	196,128	6,702
Mixed Industrial/Office (1.8%)
Duke Realty Corp. REIT	272,960	4,214
Liberty Property Trust REIT	48,000	1,709
PS Business Parks, Inc. REIT	36,997	2,761
		8,684
Office (8.2%)
Alexandria Real Estate Equities, Inc. REIT	66,840	4,268
Boston Properties, Inc. REIT	179,257	19,163
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	685
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,800

Brookfield Office Properties, Inc.	8,466	161
Hudson Pacific Properties, Inc. REIT	249,300	4,849
Mack-Cali Realty Corp. REIT	343,252	7,531
		40,457
Regional Malls (20.5%)
CBL & Associates Properties, Inc. REIT	44,550	851
General Growth Properties, Inc. REIT	930,617	17,951
Macerich Co. (The) REIT	143,247	8,085
Simon Property Group, Inc. REIT	475,931	70,547
Taubman Centers, Inc. REIT	49,306	3,319
		100,753
Retail Free Standing (1.8%)
Cole Real Estate Investment, Inc. REIT	498,609	6,113
National Retail Properties, Inc. REIT	92,280	2,936
		9,049
Self Storage (5.6%)
Public Storage REIT	158,036	25,373
Sovran Self Storage, Inc. REIT	27,242	2,061
		27,434
Shopping Centers (6.1%)
Acadia Realty Trust REIT	103,356	2,551
DDR Corp. REIT	141,780	2,227
Federal Realty Investment Trust REIT	56,164	5,698
Regency Centers Corp. REIT	378,569	18,304
Retail Opportunity Investments Corp. REIT	72,317	999
		29,779
Total Common Stocks (Cost $322,826)		479,372

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $10,758)	10,757,877	10,758
Total Investments (99.7%) (Cost $333,584) +		490,130
Other Assets in Excess of Liabilities (0.3%)		1,612
Net Assets (100.0%)		$491,742

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2013.
(c)

At September 30, 2013, the Portfolio held fair valued securities valued at approximately $16,305,000, representing 3.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $642,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $4,676,000. At September 30, 2013, these securities had an aggregate market value of approximately $16,305,000 representing 3.3% of net assets.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $333,584,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $156,546,000 of which approximately $165,266,000 related to appreciated securities and approximately $8,720,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)

Common Stocks (89.4%)
Advertising Agencies (2.5%)
Aimia, Inc. (Canada)	30,736	$536

Air Transport (1.3%)
XPO Logistics, Inc. (a)	13,091	284

Asset Management & Custodian (4.3%)
Eurazeo SA (France)	7,301	468
Greenhill & Co., Inc.	9,280	463
		931

Auto Parts (1.0%)
Fox Factory Holding Corp. (a)	11,064	213

Banks: Diversified (1.1%)
Financial Engines, Inc.	3,999	238

Beverage: Brewers & Distillers (2.4%)
Boston Beer Co., Inc. (The), Class A (a)	1,699	415
Crimson Wine Group Ltd. (a)	10,226	98
		513

Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc. (a)	970	62
Intrexon Corp. (a)	2,805	66
		128

Building Materials (0.8%)
Louis XIII Holdings Ltd. (Hong Kong)	208,700	185

Cement (1.9%)
Eagle Materials, Inc.	5,576	404

Chemicals: Diversified (1.5%)
Intrepid Potash, Inc. (b)	5,937	93
Rockwood Holdings, Inc.	2,040	137
Tronox Ltd., Class A	3,688	90
		320

Commercial Services (12.7%)
Advisory Board Co. (The) (a)	17,172	1,021
Corporate Executive Board Co. (The)	14,075	1,023
CoStar Group, Inc. (a)	2,492	419
MercadoLibre, Inc. (Brazil)	2,104	284
		2,747

Computer Services, Software & Systems (9.5%)
Cornerstone OnDemand, Inc. (a)	4,261	219
FireEye, Inc. (a)	4,955	206
Guidewire Software, Inc. (a)	3,984	188
MakeMyTrip Ltd. (India) (a)	10,486	155
OpenTable, Inc. (a)	4,068	285
Solera Holdings, Inc.	9,044	478
Xoom Corp. (a)	6,826	217
Yelp, Inc. (a)	3,472	230

Zynga, Inc., Class A (a)	22,225	82
		2,060

Computer Technology (5.1%)
Benefitfocus, Inc. (a)	9,257	455
Textura Corp. (a)	5,738	247
Youku Tudou, Inc. ADR (China) (a)	7,549	207
Zillow, Inc., Class A (a)	2,363	199
		1,108

Consumer Electronics (0.8%)
Sohu.com, Inc. (China) (a)	2,200	173

Diversified Financial Services (0.4%)
Capitol Acquisition Corp. II (Units) (a)(c)	8,403	85

Diversified Retail (6.6%)
Blue Nile, Inc. (a)	12,221	500
Citi Trends, Inc. (a)	5,582	98
Groupon, Inc. (a)	45,318	508
Krispy Kreme Doughnuts, Inc. (a)	16,797	325
		1,431

Electronic Components (0.7%)
3D Systems Corp. (a)(b)	2,661	144

Electronics (0.5%)
QIWI plc ADR	3,440	107

Entertainment (2.1%)
Vail Resorts, Inc.	6,657	462

Foods (7.2%)
Annie’s, Inc. (a)	3,944	194
Fairway Group Holdings Corp. (a)	7,923	203
Fiesta Restaurant Group, Inc. (a)	19,716	742
Ocado Group PLC (United Kingdom) (a)	65,816	422
		1,561

Health Care Management Services (1.9%)
HMS Holdings Corp. (a)	18,781	404

Health Care Services (3.4%)
athenahealth, Inc. (a)	6,869	746

Insurance: Multi-Line (1.3%)
Greenlight Capital Re Ltd., Class A (a)	10,009	285

Medical & Dental Instruments & Supplies (1.3%)
Techne Corp.	3,666	293

Medical Services (2.8%)
Medidata Solutions, Inc. (a)	6,137	607

Oil Well Equipment & Services (0.5%)
Oasis Petroleum, Inc. (a)	2,295	113

Oil: Crude Producers (0.9%)
Gulfport Energy Corp. (a)	3,175	204

Pharmaceuticals (0.8%)
Agios Pharmaceuticals, Inc. (a)	1,562	44
Ironwood Pharmaceuticals, Inc. (a)	10,825	128
		172

Publishing (1.1%)
Morningstar, Inc.	3,068	243

Restaurants (1.2%)
Dunkin’ Brands Group, Inc.	5,812	263

Scientific Instruments: Pollution Control (1.2%)
Covanta Holding Corp.	12,281	263

Semiconductors & Components (3.3%)
First Solar, Inc. (a)	12,735	512
Tessera Technologies, Inc.	10,888	211
		723

Specialty Retail (1.9%)
Five Below, Inc. (a)	9,305	407

Technology: Miscellaneous (1.9%)
iRobot Corp. (a)	4,518	170
Tableau Software, Inc., Class A (a)	3,385	241
		411

Telecommunications Equipment (2.6%)
Angie’s List, Inc. (a)(b)	16,237	365
Pandora Media, Inc. (a)	8,101	204
		569

Truckers (0.3%)
LLX Logistica SA (Brazil) (a)	80,608	60

Utilities: Electrical (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	113,183	—
Total Common Stocks (Cost $12,061)		19,393

Preferred Stocks (1.1%)
Advertising Agencies (0.2%)
Glam Media, Inc. Series M-1 (a)(e)(f)
(acquisition cost - $142; acquired 3/19/08)	9,428	34
Glam Media, Inc. Escrow Series M-1 (a)(e)(f)
(acquisition cost - $14; acquired 3/19/08)	1,346	3
		37

Health Care Services (0.9%)
Castlight Health, Inc. (a)(e)(f)
(acquisition cost - $132; acquired 6/4/10)	32,177	196
Total Preferred Stocks (Cost $288)		233

Convertible Preferred Stocks (5.2%)
Computer Services, Software & Systems (5.2%)
Twitter, Inc. Series E (a)(e)(f)
(acquisition cost - $134; acquired 9/24/09)	50,319	1,121
Computer Technology (0.0%)
Youku Tudou, Inc., Class A (a)(e)(f)
(acquisition cost - $-@; acquired 9/16/10)	17	—	@
Total Convertible Preferred Stocks (Cost $134)		1,121

	Face Amount (000)	Value (000)

Promissory Notes (0.1%)
Advertising Agencies (0.1%)
Glam Media, Inc. 9.00%, 12/3/13 (e)(f)
(acquisition cost - $60; acquired 3/19/08)	$21	21
Glam Media, Inc. Escrow 9.00%, 12/3/13 (e)(f)
(acquisition cost - $1; acquired 3/19/08)	1	—	@
Total Promissory Notes (Cost $61)		21

Shares

Short-Term Investments (6.7%)
Securities held as Collateral on Loaned Securities (2.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	425,030	425

	Face Amount (000)

Repurchase Agreements (1.0%)
Barclays Capital, Inc. (0.06%, dated 9/30/13, due 10/1/13; proceeds $98; fully collateralized by a U.S. Government Obligation; 0.25% due 9/15/15; valued at $100)	$98	98
Merrill Lynch & Co., Inc. (0.03%, dated 9/30/13, due 10/1/13; proceeds $117; fully collateralized by a U.S. Government Obligation; 0.75% due 2/28/18; valued at $120)	117	117
		215
Total Securities held as Collateral on Loaned Securities (Cost $640)		640

	Shares

Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $815)	815,209	815
Total Short-Term Investments (Cost $1,455)		1,455
Total Investments (102.5%) (Cost $13,999) Including $602 of Securities Loaned (h)+		22,223
Liabilities in Excess of Other Assets (-2.5%)		(540)
Net Assets (100.0%)		$21,683

(a)	Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were approximately $602,000 and $643,000, respectively. The Portfolio received cash collateral of approximately $640,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of approximately $3,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security has been deemed illiquid at September 30, 2013.
(e)

At September 30, 2013, the Portfolio held fair valued securities valued at approximately $1,375,000, representing 6.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2013 amounts to approximately $1,375,000 and represents 6.3% of net assets.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $1,075,000 and 5.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $13,999,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $8,224,000 of which approximately $8,765,000 related to appreciated securities and approximately $541,000 related to depreciated securities.

@	Value is less than $500
ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Alternative Energy (0.9%)
Range Resources Corp.	25,333	$1,922

Asset Management & Custodian (1.4%)
BlackRock, Inc.	10,465	2,832

Automobiles (2.7%)
Tesla Motors, Inc. (a)	29,052	5,619

Biotechnology (3.0%)
Illumina, Inc. (a)	76,172	6,157

Cable Television Services (1.0%)
Charter Communications, Inc., Class A (a)	15,374	2,072

Chemicals: Diversified (2.4%)
Monsanto Co.	47,830	4,992

Commercial Services (1.4%)
Intertek Group PLC (United Kingdom)	54,690	2,925

Communications Technology (3.0%)
Motorola Solutions, Inc.	102,570	6,091

Computer Services, Software & Systems (23.0%)
Baidu, Inc. ADR (China) (a)	7,000	1,086
Facebook, Inc., Class A (a)	384,301	19,307
Google, Inc., Class A (a)	15,043	13,177
LinkedIn Corp., Class A (a)	14,996	3,690
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	13,572	1,129
Salesforce.com, Inc. (a)	129,009	6,697
Workday, Inc., Class A (a)	25,975	2,102
		47,188
Computer Technology (3.7%)
Apple, Inc.	11,630	5,544
Yandex N.V., Class A (Russia) (a)	56,909	2,073
		7,617
Consumer Lending (6.8%)
Mastercard, Inc., Class A	10,608	7,137
Visa, Inc., Class A	36,093	6,897
		14,034
Diversified Media (2.9%)
McGraw Hill Financial, Inc.	42,512	2,789
Naspers Ltd., Class N (South Africa)	34,041	3,140
		5,929
Diversified Retail (14.2%)
Amazon.com, Inc. (a)	48,104	15,039
Groupon, Inc. (a)	443,596	4,973
NetFlix, Inc. (a)	3,833	1,185
Priceline.com, Inc. (a)	7,838	7,924
		29,121

Drug & Grocery Store Chains (0.5%)
Whole Foods Market, Inc.	17,054	998

Entertainment (0.5%)
Liberty Media Corp. (a)	6,558	965

Financial Data & Systems (2.8%)
MSCI, Inc. (a)	74,334	2,993
Verisk Analytics, Inc., Class A (a)	42,831	2,782
		5,775
Health Care Services (0.5%)
athenahealth, Inc. (a)	10,073	1,094

Insurance: Multi-Line (1.0%)
American International Group, Inc.	42,671	2,075

Insurance: Property-Casualty (3.7%)
Arch Capital Group Ltd. (a)	45,955	2,487
Progressive Corp. (The)	187,433	5,104
		7,591
Medical Equipment (2.7%)
Intuitive Surgical, Inc. (a)	14,612	5,498

Pharmaceuticals (5.7%)
Mead Johnson Nutrition Co.	74,294	5,517
Valeant Pharmaceuticals International, Inc. (Canada) (a)	59,348	6,192
		11,709
Radio & TV Broadcasters (0.5%)
Sirius XM Radio, Inc.	249,184	964

Recreational Vehicles & Boats (2.8%)
Edenred (France)	174,606	5,671

Restaurants (2.5%)
Starbucks Corp.	66,639	5,129

Semiconductors & Components (2.3%)
ARM Holdings PLC ADR (United Kingdom)	45,971	2,212
First Solar, Inc. (a)	60,925	2,450
		4,662
Textiles Apparel & Shoes (4.4%)
Christian Dior SA (France)	25,416	4,986
Coach, Inc.	72,040	3,929
		8,915
Total Common Stocks (Cost $114,672)		197,545
Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $8,766)	8,766,070	8,766
Total Investments (100.6%) (Cost $123,438) (c)+		206,311
Liabilities in Excess of Other Assets (-0.6%)		(1,172)
Net Assets (100.0%)		$205,139

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $16,722,000 and 8.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $123,438,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $82,873,000 of which approximately $83,114,000 related to appreciated securities and approximately $241,000 related to depreciated securities.

ADR	American Depositary Receipt.

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • September 30, 2013 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”).  The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing  service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$592	$—		$592
Agency Fixed Rate Mortgages	—	32,244	—		32,244
Asset-Backed Securities	—	2,568	—		2,568
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,612	—		6,612
Commercial Mortgage-Backed Securities	—	5,919	—		5,919
Corporate Bonds	—	64,984	—	†	64,984
Mortgages - Other	—	17,283	—		17,283
Municipal Bonds	—	2,250	—		2,250
Sovereign	—	10,169	—		10,169
U.S. Agency Securities	—	4,291	—		4,291
U.S. Treasury Securities	—	22,673	—		22,673
Total Fixed Income Securities	—	169,585	—	†	169,585
Short-Term Investments
Investment Company	31,289	—	—		31,289
Repurchase Agreements	—	2,241	—		2,241
U.S. Treasury Securities	—	5,336	—		5,336
Total Short-Term Investments	31,289	7,577	—		38,866
Foreign Currency Forward Exchange Contracts	—	50	—		50
Futures Contracts	169	—	—		169
Credit Default Swap Agreements	—	23	—		23
Interest Rate Swap Agreements	—	1,218	—		1,218
Total Assets	31,458	178,453	—	†	209,911
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(315)	—		(315)
Futures Contracts	(59)	—	—		(59)
Credit Default Swap Agreements	—	(63)	—		(63)
Interest Rate Swap Agreements	—	(124)	—		(124)
Total Liabilities	(59)	(502)	—		(561)
Total	$31,399	$177,951	$—	†	$209,350

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporate Bond (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Merger	—	†
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—

†     Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$29,385	$—	$29,385
Sovereign	—	276,408	—	276,408
Total Fixed Income Securities	—	305,793	—	305,793
Warrants	—	229	—	229
Short-Term Investments
Investment Company	38,460	—	—	38,460
Repurchase Agreements	—	3,709	—	3,709
Total Short-Term Investments	38,460	3,709	—	42,169
Total Assets	$38,460	$309,731	$—	$348,191

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,016	$—	$2,016
Airlines	2,607	844	—	3,451
Automobiles	—	8,162	—	8,162
Beverages	7,757	12,456	—	20,213
Chemicals	2,976	2,564	—	5,540
Commercial Banks	15,129	49,996	—	65,125
Commercial Services & Supplies	—	662	—	662
Computers & Peripherals	—	368	—	368
Construction & Engineering	—	8,139	—	8,139
Construction Materials	7,287	2,298	—	9,585
Diversified Consumer Services	—	435	—	435
Diversified Financial Services	2,922	6,812	—	9,734
Diversified Telecommunication Services	—	4,729	—	4,729
Electronic Equipment, Instruments & Components	—	3,621	—	3,621
Energy Equipment & Services	—	3,859	—	3,859
Food & Staples Retailing	4,451	6,854	—	11,305
Food Products	7,785	7,782	—	15,567
Health Care Equipment & Supplies	—	1,606	—	1,606
Health Care Providers & Services	—	3,145	—	3,145
Hotels, Restaurants & Leisure	4,060	4,931	—	8,991
Household Durables	778	2,549	—	3,327
Household Products	—	1,582	—	1,582
Industrial Conglomerates	4,602	6,924	—	11,526
Information Technology Services	—	5,650	—	5,650
Insurance	—	7,513	—	7,513
Internet Software & Services	6,790	10,189	—	16,979
Machinery	—	457	—	457
Media	—	9,785	—	9,785
Multi-line Retail	2,757	3,112	—	5,869
Oil, Gas & Consumable Fuels	9,332	13,983	—	23,315
Paper & Forest Products	—	3,366	—	3,366
Personal Products	—	821	—	821
Pharmaceuticals	—	12,262	—	12,262
Real Estate Management & Development	—	8,005	—	8,005
Semiconductors & Semiconductor Equipment	—	30,558	—	30,558
Software	—	5,038	—	5,038
Textiles, Apparel & Luxury Goods	—	8,791	—	8,791
Tobacco	—	4,908	—	4,908
Transportation Infrastructure	2,495	2,445	—	4,940
Wireless Telecommunication Services	—	19,632	—	19,632
Total Common Stocks	81,728	288,849	—	370,577
Investment Companies	1,751	1,905	—	3,656
Short-Term Investments
Investment Company	13,756	—	—	13,756
Repurchase Agreements	—	828	—	828
Total Short-Term Investments	13,756	828	—	14,584
Foreign Currency Forward Exchange Contracts	—	13	—	13
Total Assets	97,235	291,595	—	388,830
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(44)	—	(44)
Total	$97,235	$291,551	$—	$388,786

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$2,309	$4,668	$—	$6,977
Diversified Financial Services	1,283	—	—	1,283
Electrical Equipment	—	332	—	332
Food Products	3,757	11,739	—	15,496
Household Products	2,902	4,813	—	7,715
Industrial Conglomerates	909	—	—	909
Information Technology Services	5,145	—	—	5,145
Insurance	—	470	—	470
Personal Products	1,163	—	—	1,163
Pharmaceuticals	—	3,953	—	3,953
Professional Services	—	1,200	—	1,200
Software	3,084	3,100	—	6,184
Textiles, Apparel & Luxury Goods	1,191	747	—	1,938
Tobacco	3,206	10,627	—	13,833
Total Common Stocks	24,949	41,649	—	66,598
Short-Term Investment - Investment Company	2,289	—	—	2,289
Total Assets	$27,238	$41,649	$—	$68,887

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$4,686	$29,509	$—	†	$34,195
Health Care	4,887	64	—		4,951
Industrial	1,485	2,278	—		3,763
Lodging/Resorts	4,227	—	—		4,227
Mixed Industrial/Office	1,031	—	—		1,031
Office	4,142	6,941	—		11,083
Residential	9,337	1,733	—		11,070
Retail	14,068	11,431	—		25,499
Self Storage	2,401	294	—		2,695
Total Common Stocks	46,264	52,250	—	†	98,514
Short-Term Investment - Investment Company	938	—	—		938
Total Assets	$47,202	$52,250	$—	†	$99,452

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—

†      Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Tactical Asset Allocation
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,859	$—	$3,859
Asset-Backed Securities	—	914	—	914
Collateralized Mortgage Obligations - Agency Collateral Series	—	324	—	324
Commercial Mortgage-Backed Securities	—	778	—	778
Corporate Bonds	—	12,229	—	12,229
Mortgages - Other	—	512	—	512
Sovereign	—	33,755	—	33,755
U.S. Treasury Securities	—	6,653	—	6,653
Total Fixed Income Securities	—	59,024	—	59,024
Common Stocks
Aerospace & Defense	2,638	197	—	2,835
Air Freight & Logistics	948	42	—	990
Airlines	—	333	—	333
Auto Components	54	198	—	252
Automobiles	410	4,338	—	4,748
Beverages	733	451	—	1,184
Biotechnology	1,459	123	—	1,582
Building Products	—	215	—	215
Capital Markets	1,083	668	—	1,751
Chemicals	885	665	—	1,550
Commercial Banks	1,659	3,811	—	5,470
Commercial Services & Supplies	131	80	—	211
Communications Equipment	1,421	193	—	1,614
Computers & Peripherals	2,487	19	—	2,506
Construction & Engineering	18	805	—	823
Construction Materials	30	144	—	174
Consumer Finance	1,528	—	—	1,528
Containers & Packaging	20	31	—	51
Diversified Financial Services	3,415	405	—	3,820
Diversified Telecommunication Services	1,201	1,673	—	2,874
Electric Utilities	489	1,687	—	2,176
Electrical Equipment	371	695	—	1,066
Electronic Equipment, Instruments & Components	99	274	—	373
Energy Equipment & Services	2,610	83	—	2,693
Food & Staples Retailing	2,490	1,315	—	3,805
Food Products	250	961	—	1,211
Gas Utilities	27	404	—	431
Health Care Equipment & Supplies	1,326	152	—	1,478
Health Care Providers & Services	1,120	36	—	1,156
Health Care Technology	51	—	—	51
Hotels, Restaurants & Leisure	964	207	—	1,171
Household Durables	60	109	—	169
Household Products	2,131	179	—	2,310
Independent Power Producers & Energy Traders	5	51	—	56
Industrial Conglomerates	1,734	233	—	1,967
Information Technology Services	2,482	46	—	2,528
Insurance	602	2,141	—	2,743
Internet & Catalog Retail	606	30	—	636
Internet Software & Services	1,663	27	—	1,690
Leisure Equipment & Products	44	14	—	58
Life Sciences Tools & Services	79	45	—	124
Machinery	525	713	—	1,238
Marine	—	85	—	85
Media	2,112	300	—	2,412
Metals & Mining	3,055	820	—	3,875

Multi-Utilities	202	1,629	—		1,831
Multi-line Retail	329	51	—		380
Office Electronics	23	78	—		101
Oil, Gas & Consumable Fuels	5,206	2,197	—		7,403
Paper & Forest Products	8	534	—		542
Personal Products	40	108	—		148
Pharmaceuticals	3,493	1,987	—		5,480
Professional Services	40	221	—		261
Real Estate Investment Trusts (REITs)	685	231	—		916
Real Estate Management & Development	42	361	—		403
Road & Rail	808	215	—		1,023
Semiconductors & Semiconductor Equipment	927	157	—		1,084
Software	1,771	83	—		1,854
Specialty Retail	1,386	259	—		1,645
Textiles, Apparel & Luxury Goods	645	392	—		1,037
Thrifts & Mortgage Finance	7	—	—		7
Tobacco	906	273	—		1,179
Trading Companies & Distributors	2	168	—		170
Transportation Infrastructure	—	54	—		54
Water Utilities	—	27	—		27
Wireless Telecommunication Services	96	482	—		578
Total Common Stocks	61,631	34,505	—		96,136
Rights	9	—	—	@	9
Investment Companies	8,857	—	—		8,857
Short-Term Investments
Investment Company	18,619	—	—		18,619
U.S. Treasury Securities	—	420	—		420
Total Short-Term Investments	18,619	420	—		19,039

Foreign Currency Forward Exchange Contracts	—	674	—		674
Futures Contracts	787	—	—		787
Interest Rate Swap Agreements	—	321	—		321
Total Return Swap Agreements	—	331	—		331
Total Assets	89,903	95,275	—	@	185,178
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(868)	—		(868)
Futures Contracts	(788)	—	—		(788)
Interest Rate Swap Agreements	—	(61)	—		(61)
Total Return Swap Agreements	—	(258)	—		(258)
Total Liabilities	(788)	(1,187)	—		(1,975)
Total	$89,115	$94,088	$—	@	$183,203

@                                    Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Rights
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—	†
Change in unrealized appreciation/depreciation	—	@
Realized gains (losses)	—
Ending Balance	$—	@

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—	@

†   Includes one security which is valued at zero.

@ Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$2,255	$—	$—	$2,255
Alternative Energy	3,082	—	—	3,082
Automobiles	6,354	—	—	6,354
Beverage: Soft Drinks	2,725	—	—	2,725
Biotechnology	8,363	—	—	8,363
Cable Television Services	2,265	—	—	2,265
Cement	4,287	—	—	4,287
Chemicals: Diversified	2,126	—	—	2,126
Commercial Services	7,507	5,360	—	12,867
Communications Technology	6,551	1,221	—	7,772
Computer Services, Software & Systems	35,845	—	—	35,845
Computer Technology	8,717	—	1,754	10,471
Consumer Services: Miscellaneous	3,950	—	—	3,950
Diversified Manufacturing Operations	2,021	—	—	2,021
Diversified Retail	12,091	—	—	12,091
Electronic Components	1,469	—	—	1,469
Electronic Entertainment	1,656	—	—	1,656
Entertainment	—	—	2,242	2,242
Financial Data & Systems	8,528	—	—	8,528
Foods	4,390	—	—	4,390
Health Care Services	8,527	—	—	8,527
Hotel/Motel	1,867	—	—	1,867
Insurance: Property-Casualty	10,152	—	—	10,152
Medical Equipment	6,020	—	—	6,020
Personal Care	851	—	—	851
Pharmaceuticals	9,606	—	—	9,606
Publishing	3,027	—	—	3,027
Recreational Vehicles & Boats	—	6,614	—	6,614
Restaurants	8,007	—	—	8,007
Scientific Instruments: Pollution Control	2,900	—	—	2,900
Semiconductors & Components	2,784	—	—	2,784
Specialty Retail	2,409	—	—	2,409
Textiles Apparel & Shoes	6,816	—	—	6,816
Utilities: Electrical	2,744	—	—	2,744
Total Common Stocks	189,892	13,195	3,996	207,083
Preferred Stock	—	—	470	470
Convertible Preferred Stocks	—	—	205	205
Short-Term Investments
Investment Company	9,204	—	—	9,204
Securities held as Collateral on Loaned Securities	1,007	510	—	1,517
Total Short-Term Investments	10,211	510	—	10,721
Total Assets	200,103	13,705	4,671	218,479

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Preferred Stock (000)	Convertible Preferred Stocks (000)
Beginning Balance	$4,160	$455	$2,080
Purchases	—	—	—
Sales	—	—	(1,371)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate action	—	—	(435)
Change in unrealized appreciation/depreciation	(164)	15	(69)
Realized gains (losses)	—	—	—
Ending Balance	$3,996	$470	$205

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$(164)	$15	$(41)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

										Impact to
	Fair Value at	Valuation	Unobservable					Weighted		Valuation from an
	September 30, 2013 (000)	Technique	Input	Range				Average		Increase in Input
Communications Technology

Convertible Preferred Stock	$37	Discounted Cash Flow	Weighted Average Cost of Capital	29.5%		30.5%		30.0%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.5	x	9.4	x	1.6	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Merger & Acquisition Transactions	Sale/Merger Scenario	$7.87		$7.87		$7.87		Increase
Computer Services, Software & Systems

Preferred Stock	$470	Market Transaction Method	Precedent Transaction of Preferred Stock	$3.16		$3.16		$3.16		Increase

Computer Technology
Common Stock	$1,754	Market Transaction Method	Precedent Transaction of Common and Preferred Stock	$11.50		$11.50		$11.50		Increase
Convertible Preferred Stock	$168

Entertainment
Common Stock	$2,242	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/EBITDA	10.4	x	24.6	x	21.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

U.S. Real Estate
Assets:
Common Stocks
Apartments	$87,896	$—	$—	$87,896
Diversified	44,406	—	—	44,406
Health Care	51,673	—	—	51,673
Industrial	15,373	—	11,820	27,193
Lodging/Resorts	45,346	—	—	45,346
Manufactured Homes	6,702	—	—	6,702
Mixed Industrial/Office	8,684	—	—	8,684
Office	35,972	—	4,485	40,457
Regional Malls	100,753	—	—	100,753
Retail Free Standing	9,049	—	—	9,049
Self Storage	27,434	—	—	27,434
Shopping Centers	29,779	—	—	29,779
Total Common Stocks	463,067	—	16,305	479,372
Short-Term Investment - Investment Company	10,758	—	—	10,758
Total Assets	$473,825	$—	$16,305	$490,130

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$15,603
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	(598)
Change in unrealized appreciation/depreciation	1,300
Realized gains (losses)	—
Ending Balance	$16,305

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$1,300

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

	Fair Value at	Valuation	Unobservable
	September 30, 2013 (000)	Technique	Input
Industrial
Common Stocks	$11,820	Adjusted Capital Balance	Underlying Investment Financial Statements

Office
Common Stocks	$4,485	Adjusted Capital Balance	Underlying Investment Financial Statements

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Advertising Agencies	$536	$—	$—		$536
Air Transport	284	—	—		284
Asset Management & Custodian	463	468	—		931
Auto Parts	213	—	—		213
Banks: Diversified	238	—	—		238
Beverage: Brewers & Distillers	513	—	—		513
Biotechnology	128	—	—		128
Building Materials	—	185	—		185
Cement	404	—	—		404
Chemicals: Diversified	320	—	—		320
Commercial Services	2,747	—	—		2,747
Computer Services, Software & Systems	2,060	—	—		2,060
Computer Technology	1,108	—	—		1,108
Consumer Electronics	173	—	—		173
Diversified Financial Services	85	—	—		85
Diversified Retail	1,431	—	—		1,431
Electronic Components	144	—	—		144
Electronics	107	—	—		107
Entertainment	462	—	—		462
Foods	1,139	422	—		1,561
Health Care Management Services	404	—	—		404
Health Care Services	746	—	—		746
Insurance: Multi-Line	285	—	—		285
Medical & Dental Instruments & Supplies	293	—	—		293
Medical Services	607	—	—		607
Oil Well Equipment & Services	113	—	—		113
Oil: Crude Producers	204	—	—		204
Pharmaceuticals	172	—	—		172
Publishing	243	—	—		243
Restaurants	263	—	—		263
Scientific Instruments: Pollution Control	263	—	—		263
Semiconductors & Components	723	—	—		723
Specialty Retail	407	—	—		407
Technology: Miscellaneous	411	—	—		411
Telecommunications Equipment	569	—	—		569
Truckers	60	—	—		60
Utilities: Electrical	—	—	—	†	—	†
Total Common Stocks	18,318	1,075	—	†	19,393
Preferred Stocks	—	—	233		233
Convertible Preferred Stocks	—	—	1,121		1,121
Promissory Notes	—	—	21		21
Short-Term Investments
Investment Company	1,240	—	—		1,240
Repurchase Agreements	—	215	—		215
Total Short-Term Investments	1,240	215	—		1,455
Total Assets	$19,558	$1,290	$1,375		$22,223

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)		Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$233		$1,007	$21
Purchases	—		—		—	—
Sales	—		—		(162)	—
Amortization of discount	—		—		—	—
Transfers in	—		—		—	—
Transfers out	—		—		—	—
Change in unrealized appreciation/depreciation	—		—	@	464	4
Realized gains (losses)	—		—		(188)	(4)
Ending Balance	$—	†	$233		$1,121	$21

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—		$—	@	$311	$4

†   Includes one security which was valued at zero.

@ Amount is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

										Impact to
	Fair Value at	Valuation	Unobservable					Weighted		Valuation from an
Small Company Growth	September 30, 2013 (000)	Technique	Input	Range				Average		Increase in Input
Advertising Agencies
Preferred Stock	$34	Market Transaction	Precedent Transaction	$4.18		$4.18		$4.18		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		14.0%		13.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3	x	8.5	x	4.5	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

Preferred Stock - Escrow	$3	Discount for Escrow	Discount for Lack of Marketability	42.7%		42.7%		42.7%		Decrease

Promissory Note	$21	Market Transaction	Precedent Transaction	$100.00		$100.00		$100.00		Increase

Computer Services, Software & Systems
Convertible Preferred Stock	$1,121	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%		14.0%		13.5%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	15.3	x	16.6	x	16.0	x	Increase
			Discount for Lack of Marketability	12.5%		12.5%		12.5%		Decrease
			Enterprise Value/Monthly Active Users	$86.26		$116.70		$101.48		Increase
			Discount (Premium) vs. Key Comparable Company	-15.0%		15.0%		0.0%		Decrease

Health Care Services
Preferred Stock	$196	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.5	x	16.4	x	13.9	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Alternative Energy	$1,922	$—	$—	$1,922
Asset Management & Custodian	2,832	—	—	2,832
Automobiles	5,619	—	—	5,619
Biotechnology	6,157	—	—	6,157
Cable Television Services	2,072	—	—	2,072
Chemicals: Diversified	4,992	—	—	4,992
Commercial Services	—	2,925	—	2,925
Communications Technology	6,091	—	—	6,091
Computer Services, Software & Systems	47,188	—	—	47,188
Computer Technology	7,617	—	—	7,617
Consumer Lending	14,034	—	—	14,034
Diversified Media	2,789	3,140	—	5,929
Diversified Retail	29,121	—	—	29,121
Drug & Grocery Store Chains	998	—	—	998
Entertainment	965	—	—	965
Financial Data & Systems	5,775	—	—	5,775
Health Care Services	1,094	—	—	1,094
Insurance: Multi-Line	2,075	—	—	2,075
Insurance: Property-Casualty	7,591	—	—	7,591
Medical Equipment	5,498	—	—	5,498
Pharmaceuticals	11,709	—	—	11,709
Radio & TV Broadcasters	964	—	—	964
Recreational Vehicles & Boats	—	5,671	—	5,671
Restaurants	5,129	—	—	5,129
Semiconductors & Components	4,662	—	—	4,662
Textiles Apparel & Shoes	3,929	4,986	—	8,915
Total Common Stocks	180,823	16,722	—	197,545
Short-Term Investment - Investment Company	8,766	—	—	8,766
Total Assets	$189,589	$16,722	$—	$206,311

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Convertible Preferred Stock (000)
Beginning Balance	$63
Purchases	—
Sales	(521)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	458
Realized gains (losses)	—
Ending Balance	$—
Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using significant other inputs at December 30, 2012 were valued using unadjusted quoted prices at September 30, 2013. The values of the transfers were approximately as follows:

Emerging Markets Equity	Global Real Estate	Mid Cap Growth	Small Company Growth
$26,427,000	$666,000	$1,719,000	$60,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 30, 2012 were valued using significant other inputs at September 30, 2013. The values of the transfers were approximately as follows:

Global Real Estate	Global Tactical Asset Allocation
$106,000	$—	@

@ Value is less than $500.

Transactions with Affiliates: For the period ended September 30, 2013, the following Portfolios invested in Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Portfolio	Value December 31, 2012 (000)	Purchases at Cost** (000)	Sales** (000)	Realized Gain** (000)	Dividend / Interest Income** (000)	Value September 30, 2013 (000)
Core Plus Fixed Income	$1,108	$225	$366	$70	$28	$1,483	*
Global Tactical Asset Allocation	571	762	454	68	3	1,065	*

*                 Citigroup Inc. and its affiliated broker dealer ceased to be affiliates of the Fund pursuant to Section 17 of the Act as of July 1, 2013.

**          Data represents transactions prior to June 30, 2013.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013